UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2020

Date of reporting period:	7/31/2019

Item 1 – Reports to Stockholders

PGIM CORE SHORT-TERM BOND FUND

PGIM CORE ULTRA SHORT BOND FUND

PGIM INSTITUTIONAL MONEY MARKET FUND

SEMIANNUAL REPORT

JULY 31, 2019

PGIM Core Short-Term Bond Fund—Objective: Income consistent with relative stability of principal

PGIM Core Ultra Short Bond Fund—Objective: Current income consistent with the preservation of capital and the maintenance of liquidity

PGIM Institutional Money Market Fund—Objective: Current income consistent with the preservation of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of July 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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This Page Intentionally Left Blank

PGIM Core Short-Term Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/19	Average Annual Total Returns as of 7/31/19
6 Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
PGIM Core Short-Term Bond Fund
1.85	3.11	1.95	3.15
Lipper Ultra Short Obligations Funds Average
1.60	2.70	1.23	1.14
ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
1.32	2.60	1.22	0.78

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Lipper Ultra Short Obligations Funds Average—The Lipper Ultra Short Obligation Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Ultra Short Obligation Funds universe for the periods noted. Funds in the Lipper Average primarily invest in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—tracks the performance of a basket of synthetic assets paying Libid to a stated maturity. The index purchases a new instrument each day, priced at par, having exactly its stated maturity and with a coupon equal to that day’s fixing rate. All issues are held to maturity. Therefore each day the index is comprised of a basket of securities. The index is not marked to market. The returns of the index represent the accrued income generated by the equally weighted average of all the coupons in the basket for a given day.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 7/31/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Short-Term Bond Fund	0.15	2.78	2.78

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PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 7/31/19 (%)
AAA	27.6
AA	16.6
A	26.3
BBB	8.6
BB	0.8
B	0.4
CCC	0.3
Not Rated	–0.2
Cash/Equivalents	19.6
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Core Ultra Short Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/19	Average Annual Total Returns as of 7/31/19
6 Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
PGIM Core Ultra Short Bond Fund
1.30	2.52	1.11	0.66
iMoneyNet Prime Institutional Funds Average
1.15	2.21	0.87	0.47

*Not annualized

Source: PGIM Investments LLC and iMoneyNet Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definition

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Distributions and Yields as of 7/31/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Ultra Short Bond Fund	0.01	2.46	2.46

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Prudential Investment Portfolios 2	7

PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 7/31/19 (%)
A-1+/P-1	74.8
A-1/P-1	25.2
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s, S&P and Fitch. Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. Credit ratings are subject to change.

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PGIM Institutional Money Market Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/19	Average Annual Total Returns as of 7/31/19
6 Months* (%)	One Year (%)	Since Inception (%)
PGIM Institutional Money Market Fund
1.29	2.50	1.63 (7/19/16)
iMoneyNet Prime Institutional Funds Average
1.15	2.21	1.39

*Not annualized

Source: PGIM Investments LLC and iMoneyNet Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Average are measured from the closest month-end to the Fund’s inception date.

Institutional Money Market Fund Yield Comparison

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PGIM Institutional Money Market Fund

Your Fund’s Performance (continued)

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Institutional Money Market Fund and the iMoneyNet Prime Institutional Funds Average every Tuesday from July 31, 2018 to July 30, 2019, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund’s performance table as of July 31, 2019.

* Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Benchmark Definition

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Fees and Expenses (continued)

PGIM Core Short-Term Bond Fund	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,018.50	0.04%	$0.20
Hypothetical	$1,000.00	$1,024.60	0.04%	$0.20

PGIM Core Ultra Short Bond Fund	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,013.00	0.01%	$0.05
Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

PGIM Institutional Money Market Fund	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,012.90	0.07%	$0.35
Hypothetical	$1,000.00	$1,024.45	0.07%	$0.35

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2019, and divided by the 365 days in each Fund’s fiscal year ending January 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

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Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ABS—Asset-Backed Security

ADBB—Asian Development Bank Bonds

AMBAC—American Municipal Bond Assurance Corp.

FCSB—First State Community Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

TVA—Tennessee Valley Authority

13

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 80.9%

ASSET-BACKED SECURITIES 16.0%

Automobiles 9.2%
Ally Auto Receivables Trust,
Series 2018-03, Class A3	3.000%		01/17/23	15,000	$15,126,393
Series 2019-02, Class A3	2.230		01/16/24	3,700	3,700,579
Ally Master Owner Trust,
Series 2017-03, Class A1, 1 Month LIBOR + 0.430%	2.755	(c)	06/15/22	6,600	6,610,456
Series 2018-02, Class A	3.290		05/15/23	9,100	9,255,324
Series 2018-04, Class A	3.300		07/17/23	10,000	10,187,106
Bank of The West Auto Trust,
Series 2017-01, Class A2, 144A	1.780		02/15/21	45	44,629
Series 2017-01, Class A3, 144A	2.110		01/15/23	1,000	995,932
BMW Floorplan Master Owner Trust, Series 2018-01, Class A1, 144A	3.150		05/15/23	5,000	5,079,053
CarMax Auto Owner Trust,
Series 2017-04, Class A3	2.110		10/17/22	2,300	2,296,086
Series 2018-01, Class A3	2.480		11/15/22	2,900	2,906,826
Series 2018-02, Class A3	2.980		01/17/23	4,800	4,843,570
Series 2018-03, Class A3	3.130		06/15/23	9,100	9,227,595
Series 2018-04, Class A3	3.360		09/15/23	9,500	9,686,925
Series 2019-01, Class A2A	3.020		07/15/22	4,800	4,819,689
Series 2019-02, Class A3	2.680		03/15/24	3,500	3,533,724
Fifth Third Auto Trust, Series 2019-01, Class A3	2.640		12/15/23	2,500	2,518,857
Ford Credit Auto Lease Trust, Series 2018-A, Class A2A	2.710		12/15/20	3,879	3,881,925
Ford Credit Auto Owner Trust,
Series 2014-02, Class A, 144A	2.310		04/15/26	7,900	7,897,807
Series 2015-02, Class A, 144A	2.440		01/15/27	3,600	3,599,865
Series 2016-01, Class A, 144A	2.310		08/15/27	3,250	3,245,308
Series 2017-01, Class A, 144A	2.620		08/15/28	6,300	6,349,115
Ford Credit Floorplan Master Owner Trust A,
Series 2016-05, Class A1	1.950		11/15/21	4,500	4,493,353
Series 2016-05, Class A2, 1 Month LIBOR + 0.460%	2.785	(c)	11/15/21	3,915	3,918,366
Series 2017-02, Class A2, 1 Month LIBOR + 0.350%	2.675	(c)	09/15/22	7,500	7,500,271
Series 2019-01, Class A	2.840		03/15/24	8,400	8,524,424
GM Financial Automobile Leasing Trust, Series 2018-02, Class A2A	2.830		07/20/20	4,803	4,805,658
GM Financial Consumer Automobile Receivables Trust,
Series 2018-03, Class A3	3.020		05/16/23	4,100	4,151,719
Series 2018-04, Class A3	3.210		10/16/23	5,900	5,994,326

See Notes to Financial Statements.

14

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430%	2.755	%(c)	07/15/22	9,000	$9,011,541
Series 2018-04, Class A1, 144A	3.500		09/15/23	13,100	13,399,871
Series 2019-01, Class A, 144A	2.700		04/15/24	10,500	10,580,192
Honda Auto Receivables Owner Trust, Series 2018-02, Class A3	3.010		05/18/22	4,800	4,847,313
Hyundai Floorplan Master Owner Trust, Series 2019-01, Class A, 144A	2.680		04/15/24	4,900	4,946,099
Mercedes-Benz Auto Receivables Trust, Series 2018-01, Class A3	3.030		01/17/23	4,510	4,559,654
Nissan Auto Receivables Owner Trust, Series 2018-B, Class A3	3.060		03/15/23	4,300	4,365,136
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.755	(c)	04/18/22	20,000	20,026,558
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A	2.710		10/20/20	3,030	3,031,947
Series 2019-A, Class A2, 144A	2.720		01/20/22	13,300	13,362,318
Toyota Auto Receivables Owner Trust, Series 2018-C, Class A3	3.020		12/15/22	2,800	2,837,713
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130		11/15/23	8,100	8,223,224
Series 2018-D, Class A3	3.330		04/15/24	8,400	8,585,295
Series 2019-A, Class A3	3.040		05/15/24	1,800	1,833,797
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590		11/16/20	3,829	3,831,070

					268,636,609

Credit Cards 2.6%
American Express Credit Account Master Trust,
Series 2018-06, Class A	3.060		02/15/24	7,700	7,838,469
Series 2018-08, Class A	3.180		04/15/24	7,700	7,871,401
Series 2019-01, Class A	2.870		10/15/24	15,000	15,283,326
Series 2019-02, Class A	2.670		11/15/24	6,900	6,997,426
BA Credit Card Trust, Series 2018-A03, Class A3	3.100		12/15/23	4,500	4,585,232
Chase Issuance Trust, Series 2017-A01, Class A, 1 Month LIBOR + 0.300%	2.625	(c)	01/15/22	13,400	13,412,411

See Notes to Financial Statements.

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PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Discover Card Execution Note Trust,
Series 2018-A04, Class A4	3.110%		01/16/24	7,400	$7,538,737
Series 2018-A05, Class A5	3.320		03/15/24	10,100	10,352,041
Series 2019-A01, Class A1	3.040		07/15/24	1,000	1,021,482

					74,900,525

Home Equity Loans 2.4%
ABFC Trust,
Series 2003-AHL01, Class A1	4.184		03/25/33	240	242,321
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680%	2.946	(c)	04/25/33	731	723,814
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900%	3.166	(c)	03/25/34	639	640,938
Series 2004-OPT05, Class A4, 1 Month LIBOR + 1.250%	3.516	(c)	06/25/34	4,678	4,727,199
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700%	2.966	(c)	01/25/35	1,175	1,177,480
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M2, 1 Month LIBOR + 2.550%	4.816	(c)	11/25/33	40	43,827
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050%	3.316	(c)	12/25/33	1,525	1,531,148
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740%	3.006	(c)	12/25/33	236	235,085
Series 2003-12, Class M1, 1 Month LIBOR + 1.125%	3.391	(c)	01/25/34	252	253,223
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W02, Class M4, 1 Month LIBOR + 5.625%	3.989	(c)	09/25/33	801	786,940
Series 2003-W03, Class M2, 1 Month LIBOR + 2.700%	4.419	(c)	09/25/33	8,376	8,406,349
Series 2003-W04, Class M1, 1 Month LIBOR + 1.200%	3.466	(c)	10/25/33	2,339	2,322,081
Series 2003-W05, Class M1, 1 Month LIBOR + 1.050%	3.316	(c)	10/25/33	19	19,617
Series 2004-W05, Class M1, 1 Month LIBOR + 0.900%	3.166	(c)	04/25/34	116	115,992

See Notes to Financial Statements.

16

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, (cont’d.)
Series 2004-W06, Class AV2, 1 Month LIBOR + 0.900%	3.166	%(c)	05/25/34	322	$323,648
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%	3.091	(c)	05/25/34	272	273,305
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960%	3.226	(c)	05/25/34	40	40,423
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680%	2.946	(c)	11/25/33	193	189,977
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.230%	3.496	(c)	06/25/43	597	591,760
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%	3.166	(c)	03/25/34	3,102	3,120,429
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975%	3.241	(c)	12/25/34	1,173	1,178,934
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050%	3.316	(c)	11/25/33	1,700	1,698,067
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975%	3.241	(c)	03/25/34	634	627,562
Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month LIBOR + 2.850%	5.116	(c)	12/25/32	65	65,814
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350%	3.616	(c)	02/25/33	530	531,129
Series 2002-04, Class M1, 1 Month LIBOR + 1.500%	3.766	(c)	03/25/33	383	382,067
Series 2003-02, Class M1, 1 Month LIBOR + 1.320%	3.586	(c)	08/25/33	944	950,711
Series 2003-03, Class M1, 1 Month LIBOR + 1.290%	3.556	(c)	08/25/33	952	956,289
Series 2003-04, Class M1, 1 Month LIBOR + 1.200%	3.466	(c)	10/25/33	5,058	5,079,363
Series 2003-08, Class M1, 1 Month LIBOR + 1.080%	3.346	(c)	04/25/34	379	381,403
MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700%	2.966	(c)	09/25/34	163	156,910
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800%	3.066	(c)	08/25/35	51	49,435
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200%	3.466	(c)	08/25/35	380	381,929

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	17

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC06, Class M1, 1 Month LIBOR + 1.500%	3.766	%(c)	11/25/32	250	$249,294
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%	3.466	(c)	05/25/33	1,014	1,016,530
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275%	3.541	(c)	04/25/33	1,667	1,669,491
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450%	5.716	(c)	04/25/33	88	85,971
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050%	3.316	(c)	09/25/33	1,088	1,087,495
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625%	4.891	(c)	09/25/33	22	21,958
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.286	(c)	10/25/33	189	187,785
Series 2004-HE01, Class A4, 1 Month LIBOR + 0.740%	3.006	(c)	01/25/34	1,253	1,256,518
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%	3.211	(c)	06/25/34	690	693,158
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900%	3.166	(c)	08/25/34	3,149	3,164,681
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350%	3.616	(c)	03/25/33	410	412,512
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-NC05, Class M1, 1 Month LIBOR + 1.410%	3.676	(c)	10/25/32	393	395,839
Series 2002-NC05, Class M2, 1 Month LIBOR + 2.400%	4.666	(c)	10/25/32	51	51,769
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%	3.391	(c)	10/25/33	3,029	3,041,442
Series 2003-06, Class M1, 1 Month LIBOR + 1.080%	3.346	(c)	01/25/34	5,109	5,125,214
Series 2004-01, Class M1, 1 Month LIBOR + 0.885%	3.151	(c)	05/25/34	3,601	3,609,541
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month LIBOR + 0.860%	3.126	(c)	06/25/33	278	275,497
Residential Asset Securities Trust,
Series 2004-KS01, Class AI5	5.721	(cc)	02/25/34	1,920	1,961,469
Series 2004-KS05, Class AI5	4.775	(cc)	06/25/34	6,517	6,644,369

See Notes to Financial Statements.

18

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month LIBOR + 2.400%	4.239	%(c)	12/25/33	53	$48,224
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%	3.046	(c)	02/25/34	2,694	2,706,909

					71,910,835

Residential Mortgage-Backed Securities 1.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R05, Class M1, 1 Month LIBOR + 0.870%	3.136	(c)	07/25/34	510	512,035
Series 2005-R09, Class AF5	5.818	(cc)	11/25/35	348	346,331
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800%	4.066	(c)	07/25/32	80	81,159
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500%	2.766	(c)	05/25/32	391	383,975
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660%	2.926	(c)	11/25/32	414	408,818
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050%	3.316	(c)	07/25/33	180	180,313
Series 2004-ECC01, Class M1, 1 Month LIBOR + 0.945%	3.211	(c)	11/25/34	2,581	2,568,305
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020%	3.286	(c)	11/25/33	654	648,361
CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.016	(c)	03/25/34	363	364,644
Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860	(cc)	08/25/33	73	74,910
Finance America Mortgage Loan Trust, Series 2004-03, Class M1, 1 Month LIBOR + 0.870%	3.136	(c)	11/25/34	7,216	7,171,734
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720%	2.986	(c)	08/25/34	207	207,177
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	3.316	(c)	12/25/33	346	343,309
Series 2004-01, Class M1, 1 Month LIBOR + 0.675%	2.941	(c)	02/25/34	1,492	1,486,645

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	19

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Fremont Home Loan Trust, (cont’d.)
Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	3.136	%(c)	05/25/34	3,910	$3,918,246
Series 2004-C, Class M1, 1 Month LIBOR + 0.975%	3.241	(c)	08/25/34	3,633	3,654,128
GSAMP Trust,
Series 2003-FM01, Class M2, 1 Month LIBOR + 2.775%	5.047	(c)	03/20/33	39	39,818
Series 2004-FM01, Class M2, 1 Month LIBOR + 2.100%	4.366	(c)	11/25/33	1	732
HSI Asset Securitization Corp. Trust, Series 2006-OPT04, Class 2A4, 1 Month LIBOR + 0.250%	2.516	(c)	03/25/36	1,400	1,350,134
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125%	3.391	(c)	07/25/33	973	976,822
Series 2003-04, Class M1, 1 Month LIBOR + 1.020%	3.286	(c)	08/25/33	624	622,165
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.016	(c)	02/25/34	9,452	9,423,063
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%	3.061	(c)	06/25/34	2,237	2,220,690
Series 2004-03, Class M1, 1 Month LIBOR + 0.855%	3.121	(c)	07/25/34	2,929	2,910,589
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850%	5.116	(c)	02/25/34	223	222,465
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650%	3.916	(c)	10/25/34	898	894,069
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900%	3.166	(c)	05/25/34	468	468,449
Popular ABS Mortgage Pass-Through Trust, Series 2004-04, Class M1	4.279	(cc)	09/25/34	812	846,829
Saxon Asset Securities Trust, Series 2004-02, Class AF3	4.156	(cc)	08/25/35	444	456,014
Specialty Underwriting & Residential Finance Trust, Series 2004-BC04, Class A1B, 1 Month LIBOR + 0.800%	3.066	(c)	10/25/35	618	612,612
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680%	2.946	(c)	01/25/33	112	112,089

					43,506,630

See Notes to Financial Statements.

20

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans 0.3%
Navient Student Loan Trust,
Series 2018-03A, Class A1, 144A, 1 Month LIBOR + 0.270%	2.536	%(c)	03/25/67	2,631	$2,631,344
Series 2018-04A, Class A1, 144A, 1 Month LIBOR + 0.250%	2.516	(c)	06/27/67	2,374	2,373,003
Series 2019-01A, Class A1, 144A, 1 Month LIBOR + 0.330%	2.596	(c)	12/27/67	3,328	3,326,985

					8,331,332

TOTAL ASSET-BACKED SECURITIES (cost $446,176,354)					467,285,931

CERTIFICATES OF DEPOSIT 1.1%
DNB Bank ASA, 3 Month LIBOR + 0.280%	2.569	(c)	10/08/20	9,500	9,514,352
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350%	2.690	(c)	07/12/21	5,000	4,999,977
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.355%	2.880	(c)	05/13/21	16,000	16,004,123

TOTAL CERTIFICATES OF DEPOSIT (cost $30,468,852)					30,518,452

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.7%
BANK, Series 2017-BNK05, Class A1	1.909		06/15/60	1,437	1,426,444
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722%	3.047	(c)	03/15/37	33,270	33,217,696
BX Commercial Mortgage Trust, Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671%	2.996	(c)	03/15/37	35,000	34,977,726
BX Trust, Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088%	3.413	(c)	09/15/37	9,369	9,363,105
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	3.395	(c)	12/15/37	9,500	9,529,653
CD Mortgage Trust, Series 2017-CD06, Class A1	2.168		11/13/50	3,074	3,066,709

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	21

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)	3.115	%(c)	07/15/32	5,000	$5,002,004
Citigroup Commercial Mortgage Trust, Series 2016-P04, Class A2	2.450		07/10/49	20,000	19,927,538
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928		02/10/47	997	996,536
Series 2014-UBS02, Class A2	2.820		03/10/47	3,214	3,211,984
Series 2014-UBS05, Class A2	3.031		09/10/47	2,223	2,223,205
Series 2015-CR25, Class A2	3.104		08/10/48	8,561	8,601,044
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	3.325	(c)	09/15/33	31,508	31,468,117
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980%	3.305	(c)	05/15/36	35,000	35,111,090
CSWF, Series 2018-TOP, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	3.325	(c)	08/15/35	20,000	20,025,818
DBJPM Mortgage Trust,
Series 2016-C01, Class A1	1.676		05/10/49	955	947,425
Series 2016-C03, Class A1	1.502		08/10/49	636	629,223
GE Business Loan Trust, Series 2006-02A, Class A, 144A, 1 Month LIBOR + 0.180%	2.505	(c)	11/15/34	1,384	1,362,262
GS Mortgage Securities Trust,
Series 2018-GS09, Class A1	2.861		03/10/51	3,784	3,813,803
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	3.415	(c)	10/15/31	26,300	26,291,947
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A2	2.872		07/15/47	931	929,895
Series 2014-C20, Class A3A2, 144A	3.472		07/15/47	25,000	25,384,380
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850%	3.175	(c)	10/15/32	9,977	9,909,708
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 0.950%	3.310	(c)	07/05/33	20,000	20,000,854
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659		11/15/45	1,075	1,102,503
Series 2014-C24, Class A3	3.098		11/15/47	19,500	19,557,979
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A1, 144A	2.417		03/10/50	3,727	3,724,176

See Notes to Financial Statements.

22

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3	2.655%		02/15/46	6,247	$6,305,792
Series 2014-C17, Class A2	3.119		08/15/47	201	200,725
Series 2014-C19, Class A2	3.101		12/15/47	2,720	2,717,526
Series 2015-C24, Class A2	3.088		05/15/48	5,000	5,018,744
Morgan Stanley Capital I Trust, Series 2012-C04, Class A4	3.244		03/15/45	3,450	3,514,308
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.220%	3.545	(c)	11/15/27	13,229	13,201,076
UBS Commercial Mortgage Trust, Series 2017-C01, Class A1	1.887		06/15/50	1,603	1,592,246
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A4	3.525		05/10/63	43,642	44,914,170
Series 2012-C03, Class A3	2.728		08/10/49	270	269,958
Series 2012-C04, Class A3	2.533		12/10/45	16,867	16,859,438
Wells Fargo Commercial Mortgage Trust, Series 2017-RC01, Class A1	2.012		01/15/60	570	568,044
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A, 1 Month LIBOR + 0.750%	3.064	(c)	03/15/47	3,000	2,992,623

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $430,075,216)					429,957,474

CORPORATE BONDS 49.1%

Aerospace & Defense 1.3%
General Dynamics Corp.,
Gtd. Notes, 3 Month LIBOR + 0.290%	2.825	(c)	05/11/20	4,000	4,006,298
Gtd. Notes, 3 Month LIBOR + 0.380%	2.915	(c)	05/11/21	10,500	10,537,548
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350		09/15/21	9,475	9,693,447
Raytheon Co., Sr. Unsec’d. Notes	4.400		02/15/20	13,640	13,783,285

					38,020,578

Agriculture 0.0%
Philip Morris International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.420%	2.942	(c)	02/21/20	356	356,605

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	23

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 4.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%	2.685	%(c)	11/13/19	5,000	$5,002,375
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	2.868	(c)	02/14/20	26,000	26,038,844
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.380%	2.683	(c)	04/06/20	1,000	1,001,757
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.898	(c)	08/14/20	5,000	5,012,414
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200		05/05/20	2,000	1,993,895
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	2.933	(c)	01/06/20	9,300	9,318,278
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	3.095	(c)	05/05/20	15,000	15,025,350
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	3.022	(c)	05/21/20	9,750	9,762,984
Gtd. Notes, 144A, MTN	2.400		09/15/19	6,520	6,517,439
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.390%	2.693	(c)	07/13/20	2,400	2,401,344
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.583	(c)	04/13/21	10,000	10,013,920
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.770%	3.305	(c)	11/13/20	30,000	30,151,100

					122,239,700

Banks 14.1%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.640	(c)	07/02/20	25,000	25,038,425
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.882	(c)	11/09/20	600	601,093
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	2.369	(ff)	07/21/21	3,225	3,220,658
Sr. Unsec’d. Notes, MTN	5.000		05/13/21	1,225	1,279,592
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.250%	2.701	(c)	09/11/19	25,000	25,009,356
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	2.763	(c)	04/13/21	7,500	7,529,303
Capital One NA,
Sr. Unsec’d. Notes	1.850		09/13/19	24,500	24,480,008
Sr. Unsec’d. Notes	2.350		01/31/20	5,905	5,899,681

See Notes to Financial Statements.

24

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.573	%(c)	05/01/20	20,000	$20,028,159
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.260%	2.662	(c)	09/18/19	699	699,254
Citigroup, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%	3.128	(c)	01/10/20	2,259	2,264,483
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.669	(c)	06/25/20	16,000	16,032,595
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes	3.125		04/26/21	8,000	8,093,702
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.330%	2.596	(c)	10/30/20	7,000	7,011,261
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750		06/23/20	793	795,269
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623		07/18/22	20,000	20,015,773
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625		09/23/19	24,500	24,606,498
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.510%	3.033	(c)	05/22/20	40,000	40,155,560
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.528	(c)	01/22/21	5,540	5,544,751
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.360%	2.880	(c)	05/19/20	25,000	25,053,006
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.656	(c)	04/30/21	10,000	10,029,250
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.380%	2.900	(c)	03/02/20	30,000	30,061,860
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	3.178	(c)	11/15/21	29,000	29,051,910
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes	1.500		09/13/19	10,500	10,489,616
SunTrust Bank/Atlanta GA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	3.115	(c)	05/17/22	17,000	17,038,910
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.731	(c)	06/11/20	20,000	20,040,427
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.533	(c)	07/24/20	12,000	12,016,768
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.587	(c)	04/26/21	13,000	13,022,256

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	25

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
US Bank NA/Cincinnati OH, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%	2.964	%(c)	05/23/22	6,300	$6,309,101

					411,418,525

Beverages 0.2%
Diageo Capital PLC (United Kingdom), Gtd. Notes, 3 Month LIBOR + 0.240%	2.760	(c)	05/18/20	5,300	5,304,480

Chemicals 0.6%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.750%	3.003	(c)	05/01/20	700	701,403
DuPont de Nemours, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	3.228	(c)	11/15/20	17,350	17,449,752

					18,151,155

Commercial Services 0.2%
Verisk Analytics, Inc., Sr. Unsec’d. Notes	5.800		05/01/21	5,000	5,274,200

Computers 3.0%
Apple, Inc.,
Sr. Unsec’d. Notes	1.500		09/12/19	25,000	24,978,601
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.130%	3.654	(c)	02/23/21	6,524	6,630,345
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100		10/04/19	28,000	27,971,790
IBM Credit LLC,
Sr. Unsec’d. Notes	1.625		09/06/19	25,000	24,977,854
Sr. Unsec’d. Notes	2.650		02/05/21	3,000	3,013,915

					87,572,505

Cosmetics/Personal Care 0.7%
Unilever Capital Corp. (United Kingdom), Gtd. Notes	1.800		05/05/20	20,000	19,914,101

See Notes to Financial Statements.

26

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.4%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	3.251	%(c)	05/26/20		1,000	$1,004,482
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.842	(c)	05/21/21		10,500	10,512,356
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	2.951		05/25/10	(d)	50,000	685,000

						12,201,838

Electric 2.6%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes	2.150		11/13/20		25,000	24,907,693
Sr. Unsec’d. Notes, Series I	3.650		12/01/21		5,051	5,195,433
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600		11/01/21		9,250	9,464,278
Georgia Power Co., Sr. Unsec’d. Notes	2.000		03/30/20		20,000	19,944,685
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.900		04/01/22		17,500	17,789,266

						77,301,355

Electronics 0.2%
Tyco Electronics Group SA (Switzerland), Gtd. Notes, 3 Month LIBOR + 0.450%	2.929	(c)	06/05/20		6,800	6,810,094

Foods 2.2%
Campbell Soup Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.910	(c)	03/16/20		9,600	9,603,879
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.862	(c)	04/16/21		4,600	4,606,486
Sr. Unsec’d. Notes	3.200		04/16/21		16,500	16,716,124
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	2.500		03/15/20		3,500	3,498,108
Kellogg Co., Sr. Unsec’d. Notes	3.250		05/14/21		9,650	9,795,570
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A, 3 Month LIBOR + 0.610%	2.866	(c)	10/28/19		3,000	3,002,726

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	27

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Nestle Holdings, Inc., Gtd. Notes, 144A	3.100%		09/24/21	15,500	$15,773,235
Tyson Foods, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	3.070	(c)	06/02/20	1,460	1,461,798

					64,457,926

Hand/Machine Tools 0.0%
Stanley Black & Decker, Inc., Gtd. Notes	3.400		12/01/21	1,000	1,020,589

Healthcare-Products 0.2%
Medtronic, Inc.,
Gtd. Notes	3.150		03/15/22	2,200	2,255,001
Gtd. Notes, 3 Month LIBOR + 0.800%	3.210	(c)	03/15/20	1,200	1,205,137
Stryker Corp., Sr. Unsec’d. Notes	2.625		03/15/21	3,350	3,359,963

					6,820,101

Healthcare-Services 0.6%
Anthem, Inc., Sr. Unsec’d. Notes	2.500		11/21/20	15,000	15,020,725
Quest Diagnostics, Inc., Gtd. Notes	4.750		01/30/20	1,380	1,394,075

					16,414,800

Insurance 4.1%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	2.907	(c)	09/20/21	24,400	24,400,000
Ambac Assurance Corp., Sub. Notes, 144A	5.100		06/07/20	11	15,259
Chubb INA Holdings, Inc., Gtd. Notes	2.300		11/03/20	6,930	6,932,500
Jackson National Life Global Funding, Sr. Sec’d. Notes, 144A	2.200		01/30/20	1,150	1,148,607
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350		09/10/19	2,184	2,183,856

See Notes to Financial Statements.

28

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.450%		10/09/21	19,250	$19,698,896
Sec’d. Notes, 144A, MTN	3.375		01/11/22	13,750	14,079,952
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.885	(c)	08/06/21	5,500	5,512,965
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	2.780	(c)	07/12/22	15,000	15,024,003
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A	2.625		11/19/20	500	501,417
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	2.633	(c)	06/26/20	24,600	24,640,214
Protective Life Global Funding,
Sec’d. Notes, 144A	2.262		04/08/20	1,140	1,138,563
Sec’d. Notes, 144A, 3 Month LIBOR + 0.370%	2.673	(c)	07/13/20	4,760	4,771,649

					120,047,881

Lodging 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	3.120	(c)	12/01/20	8,000	8,025,682

Machinery-Construction & Mining 0.8%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.290%	2.793	(c)	09/04/20	14,000	14,028,798
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	2.822	(c)	12/07/20	9,600	9,624,429

					23,653,227

Machinery-Diversified 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	2.713	(c)	09/10/21	10,600	10,596,020

Media 1.7%
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.330%	2.649	(c)	10/01/20	25,000	25,041,802
Gtd. Notes	3.450		10/01/21	1,754	1,797,971
TWDC Enterprises 18 Corp., Gtd. Notes, MTN, 3 Month LIBOR + 0.130%	2.633	(c)	03/04/20	23,000	23,013,974

					49,853,747

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	29

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.9%
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	2.750	%(c)	03/16/20	25,000	$25,045,436

Oil & Gas 1.9%
Chevron Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.210%	2.730	(c)	03/03/20	24,000	24,022,779
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450		04/01/20	725	724,767
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450		01/15/21	8,000	8,102,702
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.750		04/16/22	13,020	13,091,407
Total Capital International SA (France), Gtd. Notes	2.218		07/12/21	11,000	11,002,964

					56,944,619

Oil & Gas Services 0.8%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000		12/21/20	22,818	22,989,174

Pharmaceuticals 2.5%
AbbVie, Inc., Sr. Unsec’d. Notes	3.375		11/14/21	4,000	4,080,946
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	2.375		11/16/20	26,000	26,007,733
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500		06/25/21	7,500	7,604,313
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.200%	2.725	(c)	11/16/20	9,000	9,004,349
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.380%	2.905	(c)	05/16/22	4,000	4,009,308
CVS Health Corp.,
Sr. Unsec’d. Notes	2.250		08/12/19	1,650	1,649,901
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%	3.083	(c)	03/09/20	3,000	3,007,701
McKesson Corp., Sr. Unsec’d. Notes	3.650		11/30/20	2,000	2,030,227

See Notes to Financial Statements.

30

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Pfizer, Inc., Sr. Unsec’d. Notes	5.200%		08/12/20	7,313	$7,537,019
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	3.800		11/26/20	9,000	9,150,822

					74,082,319

Pipelines 1.1%
Enterprise Products Operating LLC, Gtd. Notes	3.500		02/01/22	29,250	30,015,975
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000		02/15/21	2,604	2,692,641

					32,708,616

Retail 0.9%
AutoZone, Inc., Sr. Unsec’d. Notes	3.700		04/15/22	5,730	5,918,822
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.625		06/01/22	6,000	6,083,851
McDonald’s Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	2.686	(c)	10/28/21	3,100	3,100,022
Walmart, Inc., Sr. Unsec’d. Notes	3.125		06/23/21	11,717	11,952,474

					27,055,169

Software 0.3%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700		03/01/21	8,000	8,147,322

Telecommunications 2.0%
BellSouth LLC, Gtd. Notes, 144A	4.266		04/26/21	40,000	40,463,200
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)	3.073	(c)	05/22/20	17,091	17,144,888

					57,608,088

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	31

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.2%
FedEx Corp., Gtd. Notes	3.400%		01/14/22	1,000	$1,023,480
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	2.500		05/11/20	200	200,059
Sr. Unsec’d. Notes, MTN	2.875		06/01/22	6,000	6,052,905

					7,276,444

Trucking & Leasing 0.7%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	3.470	(c)	06/01/21	19,000	19,106,492

TOTAL CORPORATE BONDS (cost $1,467,160,118)					1,436,418,788

TOTAL LONG-TERM INVESTMENTS (cost $2,373,880,540)					2,364,180,645

				Shares

SHORT-TERM INVESTMENTS 18.8%

AFFILIATED MUTUAL FUND 1.6%
PGIM Core Ultra Short Bond Fund (cost $45,951,233)(w)				45,951,233	45,951,233

				Principal Amount (000)#

CERTIFICATES OF DEPOSIT 3.0%
American Express National Bank	1.650		09/19/19	20,000	19,989,806
Credit Suisse AG, 3 Month LIBOR + 0.170%	2.489	(c)	10/01/19	25,000	25,004,773
Natixis SA,
3 Month LIBOR + 0.170%	2.500	(c)	03/27/20	10,000	10,003,197
3 Month LIBOR + 0.080%	2.554	(c)	03/06/20	15,000	14,999,934
Nordea Bank Abp, Certificate of Deposit3 Month LIBOR + 0.300%	2.736	(c)	06/12/20	10,000	10,018,796

See Notes to Financial Statements.

32

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Nordea Bank Abp, (cont’d.)
Certificate of Deposit3 Month LIBOR + 0.300%	2.779	%(c)	06/05/20	9,500	$9,517,380

TOTAL CERTIFICATES OF DEPOSIT (cost $89,496,040)					89,533,886

COMMERCIAL PAPER 14.2%
Ameren Illinois Co.	2.505	(n)	08/16/19	7,000	6,992,250
BAT International Finance PLC, 144A	2.883	(n)	08/01/19	12,000	11,999,182
Bell Canada, Inc.,
144A	2.899	(n)	08/12/19	6,000	5,994,830
144A	2.977	(n)	08/15/19	10,000	9,989,292
144A	3.018	(n)	09/27/19	7,000	6,971,569
Enbridge, Inc.,
144A	2.673	(n)	10/21/19	4,000	3,976,885
144A	2.758	(n)	09/09/19	6,000	5,983,267
144A	2.760	(n)	09/16/19	10,000	9,967,139
144A	2.861	(n)	08/12/19	5,000	4,995,862
ENI Finance USA, Inc.,
144A	2.539	(n)	09/13/19	7,000	6,978,654
144A	2.881	(n)	09/25/19	3,000	2,988,375
Entergy Corp., 144A	3.089	(n)	09/09/19	10,000	9,970,889
ERAC USA Finance LLC,
144A	2.597	(n)	09/24/19	15,000	14,942,135
144A	2.607	(n)	09/25/19	10,000	9,960,707
General Electric Co.	2.883	(n)	09/25/19	22,000	21,913,555
Glencore Funding LLC,
144A	3.531	(n)	09/23/19	15,000	14,942,265
144A	3.552	(n)	09/20/19	6,000	5,978,163
Keurig Dr. Pepper, Inc.,
144A	2.510	(n)	09/09/19	7,000	6,980,478
144A	2.520	(n)	09/06/19	5,000	4,987,117
Mondelez International, Inc., 144A	2.531	(n)	09/12/19	10,000	9,969,984
National Grid PLC, 144A	2.525	(n)	08/16/19	11,000	10,987,822
Nissan Motor Acceptance Corp.,
144A	2.574	(n)	11/12/19	5,000	4,965,839
144A	2.616	(n)	09/25/19	7,000	6,974,182
144A	3.036	(n)	08/01/19	9,000	8,999,402
144A	3.196	(n)	09/16/19	7,000	6,978,304
Omnicom Capital, Inc., 144A	2.524	(n)	08/07/19	10,000	9,995,197
PPG Industries, Inc.	2.606	(n)	08/02/19	6,000	5,999,181
Sempra Energy, 144A	2.978	(n)	09/18/19	7,000	6,976,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	33

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Sempra Global, 144A	2.522	%(n)	10/01/19	15,000	$14,934,616
Societe Generale SA, 144A, 3 Month LIBOR + 0.370%	2.681	(c)	01/09/20	10,000	10,014,328
Suncor Energy, Inc., 144A	2.517	(n)	08/28/19	1,000	998,056
TransCanada PipeLines Ltd., 144A	2.591	(n)	08/23/19	25,000	24,960,149
UBS AG, 144A, 1 Month LIBOR + 0.260%	2.648	(c)	09/03/19	20,000	20,002,852
United Technologies Corp., 144A	2.547	(n)	08/29/19	10,000	9,979,869
Ventas Realty LP, 144A	2.522	(n)	08/01/19	5,000	4,999,659
Virginia Electric & Power Co.,
144A	2.437	(n)	09/12/19	8,000	7,975,863
144A	2.465	(n)	10/17/19	8,000	7,956,320
144A	2.598	(n)	08/08/19	7,000	6,995,948
Walgreens Boots Alliance, Inc.,
144A	3.180	(n)	10/15/19	20,000	19,892,967
144A	3.181	(n)	10/22/19	5,000	4,970,742
WEC Energy Group, Inc., 144A	2.534	(n)	08/07/19	9,000	8,995,677
Westpac Banking Corp., 144A, 3 Month LIBOR + 0.120%	2.423	(c)	01/17/20	25,000	25,011,363
Whirlpool Corp., 144A	2.510	(n)	09/16/19	10,000	9,967,139

TOTAL COMMERCIAL PAPER (cost $415,909,891)					416,014,073

TOTAL SHORT-TERM INVESTMENTS (cost $551,357,164)					551,499,192

TOTAL INVESTMENTS 99.7% (cost $2,925,237,704)					2,915,679,837
Other assets in excess of liabilities(z) 0.3%					7,921,218

NET ASSETS 100.0%					$2,923,601,055

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

34

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Interest rate swap agreements outstanding at July 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
70,000	08/21/19	1.591%(S)	3 Month LIBOR(1)(Q)	$87,829	$(101,949)	$(189,778)
50,000	09/07/19	1.514%(S)	3 Month LIBOR(1)(Q)	—	(56,125)	(56,125)
50,000	09/13/19	1.546%(S)	3 Month LIBOR(1)(Q)	9,714	(69,952)	(79,666)
22,500	12/08/19	1.100%(S)	3 Month LIBOR(1)(Q)	(3,658)	146,567	150,225
37,607	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	223,366	(208,995)	(432,361)
20,000	03/02/20	1.803%(S)	3 Month LIBOR(1)(Q)	—	(8,205)	(8,205)
29,000	05/04/20	1.713%(S)	3 Month LIBOR(1)(Q)	150,042	170,837	20,795
60,200	06/15/20	1.035%(S)	3 Month LIBOR(1)(Q)	1,034,058	700,318	(333,740)
28,930	11/02/20	2.806%(S)	3 Month LIBOR(1)(Q)	(105,534)	(276,918)	(171,384)
109,000	11/10/20	1.943%(S)	3 Month LIBOR(1)(Q)	933,590	328,366	(605,224)
30,943	12/21/20	3.008%(S)	3 Month LIBOR(1)(Q)	(263,857)	(427,685)	(163,828)
18,954	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	(133,689)	(398,190)	(264,501)
158,790	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	(475,789)	(2,538,933)	(2,063,144)
26,500	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	(440,672)	(516,537)	(75,865)
85,600	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	2,064,631	(333,065)	(2,397,696)
13,000	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	(300,043)	(416,556)	(116,513)
33,301	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	(135,630)	(613,719)	(478,089)
7,000	01/24/22	2.426%(S)	3 Month LIBOR(1)(Q)	—	(89,310)	(89,310)
24,550	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	11,634	(375,889)	(387,523)
49,030	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(286,839)	(887,273)	(600,434)
33,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	324,975	34,074	(290,901)

				$2,694,128	$(5,939,139)	$(8,633,267)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$5,921,000	$—

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	35

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$268,636,609	$—
Credit Cards	—	74,900,525	—
Home Equity Loans	—	71,910,835	—
Residential Mortgage-Backed Securities	—	43,506,630	—
Student Loans	—	8,331,332	—
Certificates of Deposit	—	120,052,338	—
Commercial Mortgage-Backed Securities	—	429,957,474	—
Corporate Bonds	—	1,436,418,788	—
Affiliated Mutual Fund	45,951,233	—	—
Commercial Paper	—	416,014,073	—
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	—	(8,633,267)	—

Total	$45,951,233	$2,861,095,337	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2019 were as follows:

Commercial Mortgage-Backed Securities	14.7%
Commercial Paper	14.2
Banks	14.1
Automobiles	9.2
Auto Manufacturers	4.2
Certificates of Deposit	4.1
Insurance	4.1
Computers	3.0
Electric	2.6%
Credit Cards	2.6
Pharmaceuticals	2.5
Home Equity Loans	2.4
Foods	2.2
Telecommunications	2.0
Oil & Gas	1.9
Media	1.7

See Notes to Financial Statements.

36

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Industry Classification (continued):
Affiliated Mutual Fund	1.6%
Residential Mortgage-Backed Securities	1.5
Aerospace & Defense	1.3
Pipelines	1.1
Retail	0.9
Miscellaneous Manufacturing	0.9
Machinery-Construction & Mining	0.8
Oil & Gas Services	0.8
Cosmetics/Personal Care	0.7
Trucking & Leasing	0.7
Chemicals	0.6
Healthcare-Services	0.6
Diversified Financial Services	0.4
Machinery-Diversified	0.4
Student Loans	0.3
Software	0.3
Lodging	0.3%
Transportation	0.2
Healthcare-Products	0.2
Electronics	0.2
Beverages	0.2
Commercial Services	0.2
Hand/Machine Tools	0.0 *
Agriculture	0.0 *

99.7
Other assets in excess of liabilities	0.3

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2019 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin swaps	$171,020	*	Due from/to broker-variation margin swaps	$8,804,287	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	37

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$3,099,032

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(8,395,874)

For the six months ended July 31, 2019, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swap Agreements(1)

$872,647,333

(1)	Notional Amount in USD.

See Notes to Financial Statements.

38

PGIM Core Short-Term Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $2,879,286,471)	$2,869,728,604
Affiliated investments (cost $45,951,233)	45,951,233
Cash	3,056
Interest receivable	10,848,852
Deposit with broker for centrally cleared/exchange-traded derivatives	5,921,000
Due from broker—variation margin swaps	805,419
Prepaid expenses	363

Total Assets	2,933,258,527

Liabilities
Dividends payable	5,035,846
Payable for investments purchased	4,469,448
Accrued expenses and other liabilities	75,806
Management fee payable	59,705
Affiliated transfer agent fee payable	16,667

Total Liabilities	9,657,472

Net Assets	$2,923,601,055

Net assets were comprised of:
Shares of beneficial interest, at par	$316,571
Paid-in capital in excess of par	2,944,531,751
Total distributable earnings (loss)	(21,247,267)

Net assets, July 31, 2019	$2,923,601,055

Net asset value and redemption price per share ($2,923,601,055 ÷ 316,570,806 shares of beneficial interest issued and outstanding)	$9.24

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	39

PGIM Core Short-Term Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2019

Net Investment Income (Loss)
Income
Interest income	$43,820,057
Affiliated dividend income	692,145

Total income	44,512,202

Expenses
Management fee	341,174
Custodian and accounting fees	58,184
Transfer agent’s fees and expenses (including affiliated expense of $ 49,625)	49,625
Audit fee	19,159
Legal fees and expenses	8,061
Shareholders’ reports	7,694
Trustees’ fees	5,498
Miscellaneous	17,606

Total expenses	507,001

Net investment income (loss)	44,005,201

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	12,523,995
Swap agreement transactions	3,099,032

15,623,027

Net change in unrealized appreciation (depreciation) on:
Investments	624,990
Swap agreements	(8,395,874)

(7,770,884)

Net gain (loss) on investment transactions	7,852,143

Net Increase (Decrease) In Net Assets Resulting From Operations	$51,857,344

See Notes to Financial Statements.

40

PGIM Core Short-Term Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2019	Year Ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,005,201	$82,782,171
Net realized gain (loss) on investment transactions	15,623,027	4,579,763
Net change in unrealized appreciation (depreciation) on investments	(7,770,884)	(14,065,694)

Net increase (decrease) in net assets resulting from operations	51,857,344	73,296,240

Dividends and Distributions
Distributions from distributable earnings	(47,120,381)	(90,774,156)

Fund share transactions
Net proceeds from shares sold	8,000,000	191,892,918
Net asset value of shares issued in reinvestment of dividends and distributions	16,639,190	48,423,637
Cost of shares reacquired	(17,000,000)	(430,663,918)

Net increase (decrease) in net assets from Fund share transactions	7,639,190	(190,347,363)

Total increase (decrease)	12,376,153	(207,825,279)

Net Assets:
Beginning of period	2,911,224,902	3,119,050,181

End of period	$2,923,601,055	$2,911,224,902

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	41

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS 101.9%

CERTIFICATES OF DEPOSIT 22.9%
Bank of America NA,
3 Month LIBOR + 0.050%	2.353	%(c)	04/06/20	98,000	$97,999,701
1 Month LIBOR + 0.130%	2.455	(c)	08/15/19	146,500	146,506,204
1 Month LIBOR + 0.110%	2.474	(c)	02/10/20	88,000	87,999,950
3 Month LIBOR + 0.010%	2.535	(c)	02/18/20	100,000	99,999,708
3 Month LIBOR + 0.010%	2.538	(c)	11/18/19	50,000	49,999,844
Bank of America NA	2.600		01/09/20	34,000	34,059,124
Bank of Montreal,
3 Month LIBOR + 0.180%	2.436	(c)	01/31/20	37,000	37,027,484
3 Month LIBOR + 0.060%	2.510	(c)	03/13/20	17,000	17,000,961
1 Month LIBOR + 0.330%	2.694	(c)	08/06/19	150,000	150,003,930
US Federal Funds Effective Rate + 0.340%	2.730	(c)	07/27/20	37,000	36,999,909
Bank of Nova Scotia,
3 Month LIBOR + 0.050%	2.571	(c)	02/27/20	50,000	50,011,113
3 Month LIBOR + 0.200%	2.587	(c)	09/20/19	25,000	25,006,899
3 Month LIBOR + 0.060%	2.625	(c)	05/06/20	98,000	98,007,299
3 Month LIBOR + 0.180%	2.700	(c)	02/18/20	1,300	1,301,200
1 Month LIBOR + 0.350%	2.717	(c)	09/09/19	25,000	25,007,274
3 Month LIBOR + 0.260%	2.825	(c)	11/04/19	850	850,573
BNP Paribas SA,
1 Month LIBOR + 0.220%	2.486	(c)	06/25/20	120,000	120,003,480
3 Month LIBOR + 0.060%	2.588	(c)	11/14/19	85,000	85,007,009
1 Month LIBOR + 0.340%	2.728	(c)	09/03/19	142,000	142,030,952
Canadian Imperial Bank of Commerce,
1 Month LIBOR + 0.210%	2.508	(c)	07/17/20	273,000	272,977,669
3 Month LIBOR + 0.220%	2.531	(c)	12/27/19	11,000	11,008,361
1 Month LIBOR + 0.360%	2.720	(c)	09/04/19	25,000	25,006,173
1 Month LIBOR + 0.400%	2.779	(c)	12/10/19	31,460	31,492,103
Citibank NA	2.520		08/02/19	129,000	129,001,480
Commonwealth Bank of Australia, 144A, 1 Month LIBOR + 0.210%	2.600	(c)	09/19/19	19,200	19,203,046
Credit Agricole Corporate & Investment Bank, 3 Month LIBOR + 0.080%	2.601	(c)	02/25/20	64,000	63,999,773
Credit Agricole Corporate and Investment Bank, 3 Month LIBOR + 0.240%	2.768	(c)	11/14/19	24,200	24,213,577
Credit Industriel et Commercial, 1 Month LIBOR + 0.140%	2.465	(c)	08/14/19	39,100	39,101,173
Credit Suisse AG,
3 Month LIBOR + 0.170%	2.489	(c)	10/01/19	219,000	219,041,809
Secured Overnight Financing Rate + 0.210%	2.600	(c)	01/30/20	96,000	95,998,495
3 Month LIBOR + 0.120%	2.641	(c)	02/28/20	222,000	222,049,568

See Notes to Financial Statements.

42

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
DNB Bank ASA,
1 Month LIBOR + 0.200%	2.461	%(c)	07/23/20		37,500	$37,496,354
3 Month LIBOR + 0.040%	2.514	(c)	03/06/20		24,000	23,999,899
Lloyds Bank Corporate Markets PLC, 3 Month LIBOR + 0.220%	2.531	(c)	10/09/19		50,000	50,015,784
MUFG Bank Ltd.,
3 Month LIBOR + 0.160%	2.682	(c)	05/21/20		74,000	73,999,761
3 Month LIBOR + 0.160%	2.683	(c)	05/22/20		75,000	74,999,749
3 Month LIBOR + 0.160%	2.685	(c)	05/26/20		100,000	99,999,598
Natixis SA,
3 Month LIBOR + 0.170%	2.500	(c)	03/27/20		75,000	75,023,977
3 Month LIBOR + 0.080%	2.554	(c)	03/06/20		198,000	197,999,135
3 Month LIBOR + 0.230%	2.568	(c)	01/10/20		88,200	88,261,488
Nordea Bank Abp, 1 Month LIBOR + 0.220%	2.481	(c)	07/23/20		63,500	63,495,986
Royal Bank of Canada, 1 Month LIBOR + 0.230%	2.599	(c)	08/10/20		207,000	206,922,878
Skandinaviska Enskilda Banken AB,
3 Month LIBOR + 0.060%	2.343	(c)	01/24/20		135,000	135,006,178
1 Month LIBOR + 0.170%	2.534	(c)	07/08/20		66,000	65,985,381
Svenska Handelsbanken,
3 Month LIBOR + 0.050%	2.306	(c)	01/27/20		14,000	14,001,358
1 Month LIBOR + 0.180%	2.512	(c)	07/15/20	^	46,000	46,023,460
3 Month LIBOR + 0.040%	2.561	(c)	02/26/20		150,000	149,999,514
1 Month LIBOR + 0.300%	2.664	(c)	08/06/19		19,350	19,350,485
1 Month LIBOR + 0.370%	2.734	(c)	12/06/19		21,000	21,017,894
Toronto-Dominion Bank (The),
1 Month LIBOR + 0.240%	2.502	(c)	07/27/20		209,000	208,903,860
1 Month LIBOR + 0.190%	2.578	(c)	07/06/20		4,000	4,000,574
US Bank NA,
1 Month LIBOR + 0.160%	2.458	(c)	06/19/20		109,000	109,005,123
1 Month LIBOR + 0.350%	2.648	(c)	09/19/19		65,000	65,023,493
US Bank NA	2.990		08/05/19		135,000	135,013,092
Wells Fargo Bank NA,
3 Month LIBOR + 0.160%	2.463	(c)	08/13/19		207,000	207,013,780
1 Month LIBOR + 0.220%	2.545	(c)	07/15/20		165,000	165,067,077
Westpac Banking Corp.,
3 Month LIBOR + 0.050%	2.501	(c)	03/11/20		3,000	3,000,168
3 Month LIBOR + 0.040%	2.575	(c)	02/11/20		58,000	58,002,942

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	43

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Westpac Banking Corp., (cont’d.)
3 Month LIBOR + 0.040%	2.605	%(c)	02/07/20	50,000	$49,999,954

TOTAL CERTIFICATES OF DEPOSIT (cost $4,906,196,105)					4,906,544,783

COMMERCIAL PAPER 41.8%
ABN AMRO Funding USA LLC, 144A	2.741	(n)	11/27/19	35,000	34,724,531
Australia & New Zealand Banking Group Ltd., 144A, 3 Month LIBOR + 0.150%	2.488	(c)	10/10/19	24,250	24,256,780
BASF SE,
144A	2.254	(n)	08/30/19	187,000	186,649,375
144A	2.255	(n)	09/06/19	100,000	99,767,517
144A	2.294	(n)	08/22/19	175,000	174,757,130
144A	2.386	(n)	08/01/19	100,000	99,993,589
Board Tustee MUCG State University	2.250		08/27/19	21,470	21,469,837
Canadian National Railway Co.,
144A	2.365	(n)	09/16/19	35,000	34,896,091
144A	2.365	(n)	09/19/19	40,000	39,873,722
144A	2.583	(n)	10/01/19	50,000	49,804,528
144A	2.583	(n)	10/07/19	34,000	33,854,215
144A	2.583	(n)	10/15/19	47,000	46,774,766
CDP Financial, Inc.,
144A	2.630	(n)	09/23/19	11,000	10,962,710
144A	2.639	(n)	08/15/19	125,000	124,879,166
144A	2.641	(n)	09/16/19	60,000	59,822,027
Citigroup Global Markets Inc.,
144A	2.253	(n)	04/23/20	85,000	83,625,692
144A	2.558	(n)	08/05/19	30,000	29,990,458
144A	2.562	(n)	08/08/19	50,000	49,974,722
144A	2.562	(n)	08/13/19	48,000	47,961,000
144A	2.609	(n)	11/13/19	36,000	35,774,775
144A	2.698	(n)	10/09/19	40,000	39,830,678
144A	2.762	(n)	12/09/19	50,000	49,616,279
Commonwealth Bank of Australia,
144A, 1 Month LIBOR + 0.180%	2.449	(c)	04/24/20	55,000	55,003,324
144A, 3 Month LIBOR + 0.180%	2.703	(c)	11/22/19	34,000	34,018,899
CPPIB Capital, Inc.,
144A	2.206	(n)	09/10/19	25,000	24,935,767
144A	2.768	(n)	03/02/20	30,000	29,605,833

See Notes to Financial Statements.

44

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
DNB Bank ASA,
144A, 3 Month LIBOR + 0.040%	2.296	%(c)	01/29/20	10,000	$10,000,908
144A, 1 Month LIBOR + 0.200%	2.472	(c)	07/22/20	16,000	15,998,450
144A, 3 Month LIBOR + 0.050%	2.815	(c)	01/23/20	14,000	14,001,962
European Investment Bank	1.715	(n)	08/19/19	628,000	627,261,208
Exxon Mobil Corp.	2.302	(n)	09/17/19	148,000	147,569,813
Federation Des Caisses Desjardins,
144A	2.298	(n)	10/17/19	53,000	52,739,329
144A, 3 Month LIBOR + 0.090%	2.393	(c)	07/15/20	67,000	66,999,830
144A, 3 Month LIBOR + 0.080%	2.429	(c)	06/22/20	98,000	97,999,572
144A, 1 Month LIBOR + 0.370%	2.737	(c)	12/09/19	190,000	190,167,677
144A, 1 Month LIBOR + 0.370%	2.749	(c)	12/10/19	64,000	64,057,371
144A	2.792	(n)	02/25/20	83,000	81,930,269
HSBC Bank PLC,
144A, 3 Month LIBOR + 0.200%	2.549	(c)	09/25/19	94,000	94,027,276
144A, 3 Month LIBOR + 0.070%	2.591	(c)	02/28/20	75,000	75,008,226
144A, 3 Month LIBOR + 0.070%	2.635	(c)	02/07/20	78,000	78,007,874
144A, 3 Month LIBOR + 0.190%	2.750	(c)	08/08/19	185,750	185,755,781
ING US Funding LLC,
144A, 3 Month LIBOR + 0.090%	2.409	(c)	04/01/20	15,000	14,999,935
1 Month LIBOR + 0.120%	2.487	(c)	03/09/20	24,000	23,999,994
ING US Funding LLC	2.815	(n)	11/04/19	90,000	89,455,680
JPMorgan Securities LLC,
144A, 3 Month LIBOR + 0.170%	2.481	(c)	10/09/19	112,000	112,030,816
144A, 3 Month LIBOR + 0.240%	2.543	(c)	01/08/20	132,000	132,096,825
144A, 1 Month LIBOR + 0.180%	2.559	(c)	06/10/20	93,000	92,996,069
144A, 3 Month LIBOR + 0.230%	2.795	(c)	11/06/19	90,000	90,048,992
JPMorgan Securities LLC	2.564	(n)	11/18/19	38,000	37,746,878
KFW,
144A	2.208	(n)	11/01/19	47,800	47,529,448
144A	2.208	(n)	11/04/19	50,000	49,707,866
144A	2.233	(n)	11/05/19	70,000	69,586,565
144A	2.283	(n)	10/10/19	166,000	165,283,346
144A	2.598	(n)	09/18/19	148,000	147,559,038
144A	2.609	(n)	09/16/19	73,000	72,791,376
Mitsubishi International Corp.	2.551	(n)	08/19/19	96,000	95,878,045
National Australia Bank Ltd.,
144A, 1 Month LIBOR + 0.180%	2.446	(c)	06/25/20	137,000	136,990,533
144A, 1 Month LIBOR + 0.220%	2.622	(c)	08/01/19	5,000	5,000,028
Nestle Capital Corp., 144A	2.595	(n)	04/24/20	145,000	142,765,550
Nestle Finance International Ltd.	2.252	(n)	10/16/19	50,000	49,769,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	45

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Nestle Finance International Ltd.	2.262	%(n)	10/11/19	50,000	$49,784,000
Nestle Finance International Ltd.	2.262	(n)	10/15/19	85,000	84,612,400
Nordea Bank Abp,
144A	2.653	(n)	04/24/20	74,000	72,853,600
144A	2.655	(n)	05/01/20	108,000	106,288,950
OMERS Finance Trust,
144A	2.225	(n)	10/24/19	126,511	125,823,079
144A	2.243	(n)	10/16/19	50,000	49,754,776
Ontario Teachers’ Finance Trust,
144A	2.556	(n)	11/19/19	50,000	49,681,800
144A	2.565	(n)	01/10/20	25,000	24,771,461
144A	2.570	(n)	12/11/19	28,950	28,735,022
144A	2.580	(n)	11/26/19	98,000	97,350,488
144A	2.593	(n)	08/20/19	20,000	19,974,922
144A	2.603	(n)	02/07/20	90,000	89,030,675
144A	2.708	(n)	09/04/19	87,000	86,812,394
144A	2.721	(n)	09/19/19	105,000	104,680,188
144A	2.722	(n)	09/24/19	40,000	39,866,044
Port Authority of New York and New Jersey	2.310		08/15/19	12,235	12,234,536
Princeton University	2.250		09/20/19	13,500	13,499,854
Province of Alberta,
144A	2.540	(n)	10/18/19	38,225	38,038,780
144A	2.552	(n)	10/28/19	100,000	99,451,167
144A	2.560	(n)	10/08/19	42,000	41,821,290
144A	2.562	(n)	10/02/19	150,000	149,417,250
144A	2.563	(n)	10/07/19	50,000	49,790,333
Province of Ontario,
144A	2.369	(n)	09/09/19	113,000	112,724,155
144A	2.375	(n)	09/12/19	25,000	24,934,425
144A	2.450	(n)	08/22/19	115,000	114,843,280
PSP Capital, Inc.,
144A	2.253	(n)	10/22/19	25,000	24,873,540
144A	2.568	(n)	10/03/19	100,000	99,617,956
144A	2.630	(n)	09/23/19	100,000	99,675,700
144A	2.640	(n)	09/13/19	64,000	63,828,224
144A	2.641	(n)	09/16/19	80,000	79,771,475
144A	2.768	(n)	03/02/20	50,000	49,343,056
Royal Bank of Canada,
144A, 1 Month LIBOR + 0.320%	2.627	(c)	08/15/19	53,350	53,355,756
144A, US Federal Funds Effective Rate + 0.360%	2.760	(c)	07/31/20	61,500	61,500,534
Sanofi SA, 144A	2.312	(n)	09/23/19	75,500	75,248,358

See Notes to Financial Statements.

46

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Schlumberger Investment SA,
144A	2.273	%(n)	10/16/19	95,000	$94,545,454
144A	2.274	(n)	10/15/19	100,000	99,527,956
144A	2.283	(n)	10/24/19	50,000	49,734,965
144A	2.311	(n)	09/26/19	10,000	9,964,771
144A	2.348	(n)	08/09/19	50,000	49,970,875
144A	2.375	(n)	08/12/19	29,000	28,977,622
Texas A&M University	2.300		10/09/19	17,350	17,353,123
Texas Public Finance Auth.	2.350		08/15/19	17,000	16,999,194
Texas Public Finance Auth.	2.420		08/13/19	50,725	50,728,967
Toronto-Dominion Bank (The), 144A, 3 Month LIBOR + 0.190%	2.752	(c)	08/09/19	209,000	209,008,001
Total Capital Canada Ltd., 144A	2.293	(n)	10/02/19	120,000	119,537,790
Toyota Credit Canada, Inc.,
3 Month LIBOR + 0.050%	2.316	(c)	01/24/20	40,000	40,003,848
1 Month LIBOR + 0.230%	2.471	(c)	04/24/20	16,000	15,997,730
Toyota Finance Australia Ltd.,
3 Month LIBOR + 0.150%	2.601	(c)	09/06/19	47,000	47,007,360
3 Month LIBOR + 0.110%	2.645	(c)	08/09/19	100,000	100,002,569
Toyota Industries Commercial Finance, Inc.,
144A	2.626	(n)	01/15/20	50,000	49,485,266
144A	2.636	(n)	10/07/19	35,000	34,852,638
144A	2.636	(n)	10/11/19	25,000	24,887,800
144A	2.823	(n)	12/03/19	38,000	37,685,972
Toyota Motor Finance (Netherlands) BV,
3 Month LIBOR + 0.050%	2.399	(c)	03/20/20	128,000	127,999,547
3 Month LIBOR + 0.110%	2.739	(c)	08/13/19	50,000	50,001,955
UBS AG, 144A, 1 Month LIBOR + 0.260%	2.648	(c)	09/03/19	170,000	170,024,239
Unilever Capital Corp.,
144A	2.346	(n)	10/07/19	41,000	40,831,946
144A	2.548	(n)	08/19/19	33,000	32,960,656
144A	2.559	(n)	08/01/19	48,000	47,996,903
144A	2.560	(n)	08/05/19	80,000	79,974,355
144A	2.560	(n)	08/06/19	40,000	39,984,640
144A	2.560	(n)	08/12/19	31,950	31,925,707
University of Notre Dame du Lac	2.299	(n)	08/23/19	35,130	35,079,523
University of Notre Dame du Lac	2.367	(n)	08/22/19	12,703	12,685,526

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	47

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Yale University	2.563	%(n)	10/02/19	8,555	$8,521,764

TOTAL COMMERCIAL PAPER (cost $8,964,962,444)					8,968,833,071

CORPORATE BONDS 1.7%

Auto Manufacturers 0.9%
BMW US Capital LLC,
Gtd. Notes, 144A, 3 Month LIBOR + 0.380%,	2.683	(c)	04/06/20	35,000	35,061,480
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%,	2.898	(c)	08/14/20	35,839	35,927,984
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.070%,	2.592	(c)	05/22/20	100,000	100,007,640
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.140%,	2.668	(c)	11/14/19	16,000	16,002,198
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.200%,	2.720	(c)	06/03/20	12,000	12,015,207

					199,014,509

Banks 0.7%
Citibank NA,
Sr. Unsec’d. Notes,	2.100		06/12/20	25,000	24,955,690
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.260%,	2.662	(c)	09/18/19	34,000	34,012,364
US Bank NA,
Sr. Unsec’d. Notes,	2.125		10/28/19	6,075	6,072,752
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%,	2.533	(c)	07/24/20	35,000	35,048,908
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%,	2.736	(c)	10/28/19	14,310	14,320,140
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.230%,	2.533	(c)	01/15/20	19,300	19,316,212
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%,	3.124	(c)	12/06/19	3,000	3,006,924

					136,732,990

Cosmetics/Personal Care 0.1%
Procter & Gamble Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.270%	2.849	(c)	11/01/19	22,000	22,013,025

Insurance 0.0%
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	2.633	(c)	06/26/20	4,000	4,006,539

TOTAL CORPORATE BONDS (cost $361,729,148)					361,767,063

See Notes to Financial Statements.

48

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS(m) 24.4%
Credit Agricole Corporate & Investment Bank,
2.27%, dated 07/31/19, due 08/07/19 in the amount of $100,044,139	100,000	$100,000,000
2.31%, dated 07/29/19, due 08/05/19 in the amount of $140,062,883	140,000	140,000,000
2.55%, dated 07/31/19, due 08/01/19 in the amount of $94,007,658	94,001	94,001,000
Amherst Pierpont Securities LLC,
2.29%, dated 07/31/19, due 08/07/19 in the amount of $125,055,660	125,000	125,000,000
2.46%, dated 07/25/19, due 08/01/19 in the amount of $125,059,792	125,000	125,000,000
2.58%, dated 07/31/19, due 08/01/19 in the amount of $250,017,917	250,000	250,000,000
Bank of America Securities, Inc.,
2.55%, dated 07/31/19, due 08/01/19 in the amount of $150,010,625	150,000	150,000,000
2.56%, dated 07/31/19, due 08/01/19 in the amount of $250,017,778	250,000	250,000,000
BNP Paribas SA,
2.53%, dated 07/31/19, due 08/01/19 in the amount of $350,024,597	350,000	350,000,000
2.55%, dated 07/31/19, due 08/01/19 in the amount of $182,012,892	182,000	182,000,000
CF Secured LLC,
2.55%, dated 07/31/19, due 08/01/19 in the amount of $300,021,250	300,000	300,000,000
2.56%, dated 07/31/19, due 08/01/19 in the amount of $300,021,333	300,000	300,000,000
Goldman Sachs & Co., 2.50%, dated 07/31/19, due 08/01/19 in the amount of $250,017,361	250,000	250,000,000
HSBC Securities (USA), Inc., 2.24%, dated 07/31/19, due 08/07/19 in the amount of $350,152,444	350,000	350,000,000
NatWest Markets Securities, Inc.,
2.28%, dated 07/31/19, due 08/07/19 in the amount of $250,110,833	250,000	250,000,000
2.30%, dated 07/30/19, due 08/06/19 in the amount of $150,067,083	150,000	150,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	49

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description				Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Nomura Securities International, Inc., 2.56%, dated 07/31/19, due 08/01/19 in the amount of $500,035,556				500,000	$500,000,000
State Street Bank & Trust Co., 2.54%, dated 07/31/19, due 08/01/19 in the amount of $1,080,020,196				1,079,944	1,079,944,000
TD Securities (USA) LLC,
2.55%, dated 07/31/19, due 08/01/19 in the amount of $100,007,083				100,000	100,000,000
2.56%, dated 07/31/19, due 08/01/19 in the amount of $200,014,222				200,000	200,000,000

TOTAL REPURCHASE AGREEMENTS (cost $5,245,945,000)					5,245,945,000

	Interest Rate		Maturity Date

TIME DEPOSITS 3.0%
Australia & New Zealand Banking Group	2.600%		08/07/19	100,000	100,000,000
Australia & New Zealand Banking Group	2.600		11/21/19	125,000	125,000,000
Bank of New York Mellon (The)	2.400		08/01/19	425,113	425,113,000

TOTAL TIME DEPOSITS (cost $650,113,000)					650,113,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 4.6%
Federal Farm Credit Bank, 1 Month LIBOR + (0.070)%	2.171	(c)	01/28/20	67,000	66,970,217
Federal Farm Credit Bank, US Treasury 3 Month Bill Money Market Yield + 0.110%	2.191	(c)	08/04/20	100,000	99,954,252
Federal Farm Credit Bank, 1 Month LIBOR + 0.010%	2.408	(c)	07/02/20	133,000	132,976,127
Federal Farm Credit Bank, 1 Month LIBOR + 0.190%	2.488	(c)	08/19/19	25,000	25,002,866
Federal Home Loan Bank, 1 Month LIBOR + (0.035)%	2.195	(c)	11/29/19	40,000	39,995,390
Federal Home Loan Bank	2.208	(n)	08/16/19	25,000	24,978,125
Federal Home Loan Bank	2.208	(n)	08/30/19	198,000	197,665,049
Federal Home Loan Bank	2.223	(n)	09/04/19	122,000	121,755,729
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.025%	2.415	(c)	04/22/20	76,000	75,991,149

See Notes to Financial Statements.

50

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.225)%	2.296	%(c)	08/27/19	205,000	$204,997,397

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $990,345,195)					990,286,301

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bills	2.125	(n)	09/17/19	150,000	149,607,028
U.S. Treasury Bills	2.129	(n)	08/13/19	99,000	98,931,882
U.S. Treasury Bills	2.168	(n)	10/03/19	125,000	124,554,990
U.S. Treasury Bills	2.198	(n)	10/10/19	372,000	370,519,459

TOTAL U.S. TREASURY OBLIGATIONS (cost $743,462,494)					743,613,359

TOTAL INVESTMENTS 101.9% (cost $21,862,753,386)					21,867,102,577
Liabilities in excess of other assets (1.9)%					(408,132,818)

NET ASSETS 100.0%					$21,458,969,759

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $46,023,460 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.
(m)

Repurchase agreements are collateralized by ADBB (coupon rate 3.125%, maturity date 09/26/28), FCSB (coupon rates 2.328%-2.710%, maturity dates 10/02/19-07/02/32), FHLB (coupon rates 0.000%-5.500%, maturity dates 10/01/19-06/19/37), FHLMC (coupon rates 0.000%-7.500%, maturity dates 12/01/20-07/01/49), FNMA (coupon rates 0.000%-7.250%, maturity dates 01/15/22-06/01/51), GNMA (coupon rates 2.500%-7.000%, maturity dates 12/15/25-06/20/69), Inter-American Development Bank (coupon rate 1.375%, maturity date 07/15/20), TVA (coupon rates 0.000%-5.375%, maturity dates 04/01/26-09/15/65) and U.S. Treasury Securities (coupon rates 0.000%-3.625%, maturity dates 08/15/19-02/15/49), with the aggregate value, including accrued interest, of $5,354,436,549.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	51

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$4,860,521,323	$46,023,460
Commercial Paper	—	8,968,833,071	—
Corporate Bonds	—	361,767,063	—
Repurchase Agreements	—	5,245,945,000	—
Time Deposits	—	650,113,000	—
U.S. Government Agency Obligations	—	990,286,301	—
U.S. Treasury Obligations	—	743,613,359	—

Total	$—	$21,821,079,117	$46,023,460

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows:

Commercial Paper	41.8%
Repurchase Agreements	24.4
Certificates of Deposit	22.9
U.S. Government Agency Obligations	4.6
U.S. Treasury Obligations	3.5
Time Deposits	3.0

Corporate Bonds	1.7%

101.9
Liabilities in excess of other assets	(1.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	$334,001,000	$(334,001,000)	$—
Repurchase Agreements	Amherst Pierpont Securities LLC	500,000,000	(500,000,000)	—
Repurchase Agreements	Bank of America Securities, Inc.	400,000,000	(400,000,000)	—

See Notes to Financial Statements.

52

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Counterparty	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Repurchase Agreements	BNP Paribas SA	$532,000,000	$(532,000,000)	$—
Repurchase Agreements	CF Secured LLC	600,000,000	(600,000,000)	—
Repurchase Agreements	Goldman Sachs & Co.	250,000,000	(250,000,000)	—
Repurchase Agreements	HSBC Securities (USA), Inc.	350,000,000	(350,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	400,000,000	(400,000,000)	—
Repurchase Agreements	Nomura Securities International, Inc.	500,000,000	(500,000,000)	—
Repurchase Agreements	State Street Bank & Trust Co.	1,079,944,000	(1,079,944,000)	—
Repurchase Agreements	TD Securities (USA) LLC	300,000,000	(300,000,000)	—

		$5,245,945,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	53

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $16,616,808,386)	$16,621,157,577
Repurchase Agreements (cost $5,245,945,000)	5,245,945,000
Interest receivable	28,635,765
Prepaid expenses	26

Total Assets	21,895,738,368

Liabilities
Payable for investments purchased	436,267,313
Payable to custodian	289,075
Management fee payable	107,899
Accrued expenses and other liabilities	87,655
Affiliated transfer agent fee payable	16,667

Total Liabilities	436,768,609

Net Assets	$21,458,969,759

Net assets were comprised of:
Shares of beneficial interest, at par	$21,451,974
Paid-in capital in excess of par	21,431,603,504
Total distributable earnings (loss)	5,914,281

Net assets, July 31, 2019	$21,458,969,759

Net asset value and redemption price per share ($21,458,969,759 ÷ 21,451,974,171 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

54

PGIM Core Ultra Short Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2019

Net Investment Income (Loss)
Interest income	$275,928,933

Expenses
Management fee	684,436
Custodian and accounting fees	70,294
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	50,378
Audit fee	12,317
Legal fees and expenses	8,010
Shareholders’ reports	7,747
Trustees’ fees	5,498
Miscellaneous	30,695

Total expenses	869,375

Net investment income (loss)	275,059,558

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	1,818,535
Net change in unrealized appreciation (depreciation) on investments	1,315,273

Net gain (loss) on investment transactions	3,133,808

Net Increase (Decrease) In Net Assets Resulting From Operations	$278,193,366

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	55

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2019	Year Ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$275,059,558	$460,926,621
Net realized gain (loss) on investment transactions	1,818,535	159,096
Net change in unrealized appreciation (depreciation) on investments	1,315,273	2,102,071

Net increase (decrease) in net assets resulting from operations	278,193,366	463,187,788

Dividends and Distributions
Distributions from distributable earnings	(275,366,843)	(461,081,067)

Fund share transactions
Net proceeds from shares sold	78,480,453,912	163,467,429,404
Net asset value of shares issued in reinvestment of dividends and distributions	274,159,732	458,861,367
Cost of shares reacquired	(78,273,843,507)	(165,463,731,961)

Net increase (decrease) in net assets from Fund share transactions	480,770,137	(1,537,441,190)

Total increase (decrease)	483,596,660	(1,535,334,469)

Net Assets:
Beginning of period	20,975,373,099	22,510,707,568

End of period	$21,458,969,759	$20,975,373,099

See Notes to Financial Statements.

56

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 99.8%

CERTIFICATES OF DEPOSIT 33.8%
Bank of America NA,
3 Month LIBOR + 0.050%	2.353	%(c)	04/06/20	67,000	$66,999,796
1 Month LIBOR + 0.130%	2.455	(c)	08/15/19	50,000	50,002,117
3 Month LIBOR + 0.010%	2.538	(c)	11/18/19	78,000	77,999,756
3 Month LIBOR + 0.010%	2.535	(c)	02/18/20	38,000	37,999,889
1 Month LIBOR + 0.110%	2.474	(c)	02/10/20	107,000	106,999,939
Bank of America NA	2.600		01/09/20	86,000	86,149,548
Bank of Montreal,
3 Month LIBOR + 0.180%	2.436	(c)	01/31/20	38,000	38,028,227
1 Month LIBOR + 0.330%	2.694	(c)	08/06/19	140,000	140,003,668
3 Month LIBOR + 0.060%	2.510	(c)	03/13/20	133,000	133,007,518
3 Month LIBOR + 0.210%	2.463	(c)	11/01/19	165,000	165,082,875
US Federal Funds Effective Rate + 0.340%	2.730	(c)	07/27/20	8,000	7,999,980
Bank of Nova Scotia,
3 Month LIBOR + 0.200%	2.587	(c)	09/20/19	70,000	70,019,316
3 Month LIBOR + 0.050%	2.573	(c)	05/22/20	125,000	124,999,619
1 Month LIBOR + 0.180%	2.478	(c)	06/19/20	23,500	23,496,969
BNP Paribas SA,
1 Month LIBOR + 0.340%	2.728	(c)	09/03/19	133,000	133,028,990
3 Month LIBOR + 0.060%	2.588	(c)	11/14/19	155,000	155,012,781
3 Month LIBOR + 0.040%	2.543	(c)	03/04/20	175,000	174,999,279
1 Month LIBOR + 0.190%	2.488	(c)	06/19/20	25,000	24,998,109
Canadian Imperial Bank of Commerce,
3 Month LIBOR + 0.220%	2.531	(c)	12/27/19	54,000	54,041,047
1 Month LIBOR + 0.400%	2.779	(c)	12/10/19	133,000	133,135,717
1 Month LIBOR + 0.210%	2.508	(c)	07/17/20	149,000	148,987,812
1 Month LIBOR + 0.400%	2.769	(c)	12/12/19	51,700	51,753,975
Citibank NA	2.220		01/06/20	100,000	100,008,816
Cooperatieve Rabobank UA, 1 Month LIBOR + 0.180%	2.480	(c)	07/20/20	118,000	117,969,044
Credit Agricole Corporate & Investment Bank,
3 Month LIBOR + 0.080%	2.601	(c)	02/25/20	161,000	160,999,430
3 Month LIBOR + 0.470%	2.808	(c)	04/10/20	21,100	21,153,312
3 Month LIBOR + 0.080%	2.467	(c)	12/20/19	131,000	130,999,388
Credit Industriel et Commercial,
1 Month LIBOR + 0.140%	2.465	(c)	08/14/19	30,000	30,000,900
1 Month LIBOR + 0.130%	2.509	(c)	01/20/20	192,000	191,969,599
Credit Suisse AG,
3 Month LIBOR + 0.170%	2.489	(c)	10/01/19	152,000	152,029,018
3 Month LIBOR + 0.120%	2.641	(c)	02/28/20	169,000	169,037,734
3 Month LIBOR + 0.170%	2.513	(c)	09/24/19	43,000	43,007,185
Secured Overnight Financing Rate + 0.210%	2.600	(c)	01/30/20	94,000	93,998,526

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	57

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
DNB Bank ASA, 1 Month LIBOR + 0.200%	2.461	%(c)	07/23/20	56,500	$56,494,507
Lloyds Bank Corporate Markets PLC, 3 Month LIBOR + 0.220%	2.531	(c)	10/09/19	125,000	125,039,460
MUFG Bank Ltd.,
3 Month LIBOR + 0.160%	2.683	(c)	05/22/20	75,000	74,999,749
3 Month LIBOR + 0.160%	2.682	(c)	05/21/20	58,000	57,999,813
3 Month LIBOR + 0.160%	2.685	(c)	05/26/20	100,000	99,999,598
Natixis SA,
3 Month LIBOR + 0.230%	2.568	(c)	01/10/20	37,000	37,025,794
3 Month LIBOR + 0.080%	2.554	(c)	03/06/20	137,000	136,999,401
3 Month LIBOR + 0.170%	2.500	(c)	03/27/20	66,250	66,271,180
Nordea Bank Abp,
1 Month LIBOR + 0.100%	2.372	(c)	12/20/19	41,000	40,995,287
3 Month LIBOR + 0.050%	2.574	(c)	05/22/20	150,000	149,999,554
1 Month LIBOR + 0.220%	2.481	(c)	07/23/20	50,000	49,996,840
Nordea Bank Abp	2.620		09/10/19	196,000	196,067,753
Royal Bank of Canada, 1 Month LIBOR + 0.230%	2.599	(c)	08/10/20	192,000	191,928,467
Skandinaviska Enskilda Banken AB,
1 Month LIBOR + 0.170%	2.534	(c)	07/08/20	180,000	179,960,130
1 Month LIBOR + 0.200%	2.498	(c)	07/20/20	85,000	85,001,929
Sumitomo Mitsui Banking Ltd.	2.300		08/05/19	278,000	278,001,148
Svenska Handelsbanken,
1 Month LIBOR + 0.370%	2.734	(c)	12/06/19	29,000	29,024,711
1 Month LIBOR + 0.300%	2.664	(c)	08/06/19	50,000	50,001,255
3 Month LIBOR + 0.100%	2.378	(c)	01/22/20	100,000	100,033,135
1 Month LIBOR + 0.180%	2.559	(c)	06/10/20	180,000	179,984,606
Toronto-Dominion Bank (The),
1 Month LIBOR + 0.240%	2.502	(c)	07/27/20	100,000	100,016,782
1 Month LIBOR + 0.190%	2.578	(c)	07/06/20	186,000	186,026,687
US Bank NA,
1 Month LIBOR + 0.350%	2.648	(c)	09/19/19	65,000	65,023,493
1 Month LIBOR + 0.160%	2.458	(c)	06/19/20	120,000	120,005,640
US Bank NA	2.990		08/05/19	100,000	100,009,698
Wells Fargo Bank NA,
3 Month LIBOR + 0.160%	2.463	(c)	08/13/19	118,000	118,007,855
1 Month LIBOR + 0.220%	2.545	(c)	07/15/20	100,000	100,040,653

See Notes to Financial Statements.

58

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Westpac Banking Corp., 3 Month LIBOR + 0.040%	2.575	%(c)	02/11/20	58,000	$58,002,942

TOTAL CERTIFICATES OF DEPOSIT (amortized cost $6,248,151,465)					6,248,877,946

COMMERCIAL PAPER 32.1%
ABN AMRO Funding USA LLC,
144A	2.741	(n)	11/27/19	61,000	60,519,898
144A	2.250	(n)	12/12/19	120,000	118,957,927
Australia & New Zealand Banking Group Ltd., 144A, 3 Month LIBOR + 0.150%	2.488	(c)	10/10/19	210,000	210,058,712
Bank of Nova Scotia, 144A, 3 Month LIBOR + 0.080%	2.640	(c)	08/08/19	165,000	165,001,850
BASF SE, 144A	2.310	(n)	09/26/19	137,500	137,007,326
Canadian Imperial Bank of Commerce, 144A	2.290	(n)	08/23/19	24,300	24,265,426
CDP Financial, Inc.,
144A	2.639	(n)	08/15/19	97,000	96,906,233
144A	2.641	(n)	09/16/19	40,000	39,881,351
144A	2.260	(n)	09/05/19	59,200	59,065,142
144A	2.240	(n)	11/07/19	50,000	49,691,037
Citigroup Global Markets Inc.,
144A	2.562	(n)	08/08/19	45,000	44,977,250
144A	2.562	(n)	08/13/19	27,000	26,978,062
144A	2.698	(n)	10/09/19	34,750	34,602,901
144A	2.609	(n)	11/13/19	43,912	43,637,276
144A	2.762	(n)	12/09/19	45,000	44,654,651
Commonwealth Bank of Australia,
144A, 3 Month LIBOR + 0.180%	2.703	(c)	11/22/19	110,000	110,061,142
144A, 3 Month LIBOR + 0.100%	2.403	(c)	01/17/20	135,500	135,549,196
144A, 3 Month LIBOR + 0.050%	2.370	(c)	04/02/20	74,000	74,004,596
CPPIB Capital, Inc.,
144A	2.768	(n)	03/02/20	20,000	19,737,222
144A	2.400	(n)	09/03/19	49,000	48,895,458
DNB Bank ASA,
144A, 3 Month LIBOR + 0.050%	2.815	(c)	01/23/20	25,000	25,003,504
144A, 1 Month LIBOR + 0.200%	2.472	(c)	07/22/20	85,000	84,991,765
Federation Des Caisses Desjardins,
144A, 1 Month LIBOR + 0.370%	2.737	(c)	12/09/19	60,000	60,052,951
144A	2.792	(n)	02/25/20	45,000	44,420,025

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	59

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Federation Des Caisses Desjardins, (cont’d.)
144A	2.170	%(n)	05/19/20	150,000	$147,311,725
144A	2.370	(n)	08/21/19	49,000	48,934,144
144A	2.370	(n)	08/22/19	100,000	99,859,383
144A	2.330	(n)	10/10/19	25,000	24,888,077
144A	2.290	(n)	10/28/19	29,000	28,837,254
HSBC Bank PLC,
144A, 3 Month LIBOR + 0.190%	2.750	(c)	08/08/19	105,000	105,003,268
144A, 3 Month LIBOR + 0.200%	2.549	(c)	09/25/19	31,000	31,008,995
144A, 3 Month LIBOR + 0.070%	2.635	(c)	02/07/20	7,000	7,000,707
144A, 3 Month LIBOR + 0.070%	2.591	(c)	02/28/20	50,000	50,005,484
HSBC USA, Inc., 144A, 3 Month LIBOR + 0.170%	2.508	(c)	10/10/19	80,000	80,023,886
Hydro-Quebec, 144A	2.220	(n)	08/22/19	192,000	191,735,883
ING US Funding LLC	2.815	(n)	11/04/19	15,000	14,909,280
ING US Funding LLC, 1 Month LIBOR + 0.120%	2.487	(c)	03/09/20	176,000	175,999,954
JPMorgan Securities LLC,
144A, 3 Month LIBOR + 0.230%	2.795	(c)	11/06/19	57,000	57,031,029
144A, 3 Month LIBOR + 0.170%	2.481	(c)	10/09/19	68,000	68,018,710
144A, 3 Month LIBOR + 0.240%	2.543	(c)	01/08/20	42,000	42,030,808
144A, 1 Month LIBOR + 0.180%	2.559	(c)	06/10/20	50,000	49,997,886
JPMorgan Securities LLC	2.564	(n)	11/18/19	80,000	79,467,111
KFW,
144A	2.609	(n)	09/16/19	68,000	67,805,666
144A	2.280	(n)	10/07/19	91,000	90,623,735
Michigan state University Board of Trustee	2.250		09/26/19	10,410	10,409,023
National Australia Bank Ltd.,
144A, 1 Month LIBOR + 0.220%	2.622	(c)	08/01/19	70,000	70,000,397
144A, 1 Month LIBOR + 0.130%	2.494	(c)	02/07/20	172,000	172,007,491
Natixis SA	2.310	(n)	10/15/19	145,000	144,334,208
Ontario Teachers’ Finance Trust,
144A	2.390	(n)	10/03/19	11,000	10,957,173
144A	2.360	(n)	10/30/19	50,000	49,723,966
144A	2.350	(n)	11/08/19	11,000	10,934,917
144A	2.330	(n)	11/18/19	25,000	24,841,875
144A	2.556	(n)	11/19/19	35,000	34,777,260
144A	2.310	(n)	12/04/19	43,916	43,607,051
144A	2.310	(n)	12/09/19	25,000	24,817,146
144A	2.300	(n)	12/13/19	59,000	58,555,287

See Notes to Financial Statements.

60

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Province of Alberta,
144A	2.250	%(n)	11/07/19	115,700	$114,994,606
144A	2.240	(n)	11/21/19	75,000	74,479,258
Province of Ontario,
144A	2.450	(n)	08/22/19	125,000	124,829,652
144A	2.369	(n)	09/09/19	86,000	85,790,065
144A	2.375	(n)	09/12/19	25,000	24,934,425
Province of Ontario	2.310	(n)	08/21/19	162,000	161,786,998
PSP Capital, Inc.,
144A	2.768	(n)	03/02/20	50,000	49,343,055
144A	2.640	(n)	09/13/19	55,000	54,852,380
144A	2.641	(n)	09/16/19	76,000	75,782,901
144A	2.253	(n)	10/22/19	75,000	74,620,621
Royal Bank of Canada,
144A, 1 Month LIBOR + 0.320%	2.627	(c)	08/15/19	170,000	170,018,341
144A, US Federal Funds Effective Rate + 0.360%	2.760	(c)	07/31/20	15,500	15,500,135
Sanofi SA, 144A	2.312	(n)	09/23/19	75,500	75,248,358
Toronto-Dominion Bank (The), 144A, 3 Month LIBOR + 0.190%	2.752	(c)	08/09/19	164,000	164,006,278
Toyota Credit Canada, Inc., 1 Month LIBOR + 0.230%	2.471	(c)	04/24/20	62,000	61,991,203
Toyota Finance Australia Ltd., 3 Month LIBOR + 0.110%	2.645	(c)	08/09/19	42,000	42,001,079
Toyota Industries Commercial Finance, Inc., 144A	2.823	(n)	12/03/19	32,000	31,735,556
Toyota Motor Finance (Netherlands) BV,
3 Month LIBOR + 0.110%	2.739	(c)	08/13/19	40,000	40,001,564
3 Month LIBOR + 0.110%	2.630	(c)	08/16/19	64,000	64,002,945
UBS AG,
144A, 1 Month LIBOR + 0.260%	2.648	(c)	09/03/19	124,000	124,017,680
144A, 1 Month LIBOR + 0.160%	2.474	(c)	01/17/20	10,000	9,997,939
University of Notre Dame du Lac	2.367	(n)	08/22/19	10,000	9,986,244
Westpac Banking Corp.,
144A, 3 Month LIBOR + 0.120%	2.423	(c)	01/17/20	50,000	50,022,726
144A, 3 Month LIBOR + 0.180%	2.886	(c)	11/22/19	145,000	144,999,272
144A, 3 Month LIBOR + 0.040%	2.562	(c)	02/21/20	900	900,047
144A, 3 Month LIBOR + 0.050%	2.524	(c)	05/29/20	200,000	199,998,722

TOTAL COMMERCIAL PAPER (amortized cost $5,917,802,556)					5,920,221,730

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	61

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 3.7%

Auto Manufacturers 1.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.380%	2.683	%(c)	04/06/20	30,000	$30,052,697
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.898	(c)	08/14/20	24,000	24,059,589
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.070%	2.592	(c)	05/22/20	90,000	90,006,876
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%	2.672	(c)	08/21/20	950	949,721
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.200%	2.720	(c)	06/03/20	23,000	23,029,147
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.440%	2.740	(c)	10/18/19	50,000	50,046,500

					218,144,530

Banks 2.4%
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%	3.099	(c)	12/05/19	95,000	95,186,846
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	1.600		09/06/19	3,525	3,522,805
Citibank NA,
Sr. Unsec’d. Notes	2.100		06/12/20	61,000	60,891,882
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.573	(c)	05/01/20	25,000	25,035,199
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.260%	2.662	(c)	09/18/19	42,300	42,315,383
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.669	(c)	06/25/20	5,000	5,010,186
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.600%	3.019	(c)	12/19/19	95,000	95,213,762
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.510%	3.033	(c)	05/22/20	36,000	36,140,004
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.520%	2.994	(c)	03/06/20	80,000	80,234,070
US Bank NA, Sr. Unsec’d. Notes	2.125		10/28/19	10,000	9,996,300

					453,546,437

Cosmetics/Personal Care 0.1%
Procter & Gamble Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.270%	2.523	(c)	11/01/19	16,000	16,009,473

TOTAL CORPORATE BONDS (amortized cost $687,505,048)					687,700,440

See Notes to Financial Statements.

62

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS(m) 17.3%
Amherst Pierpont Securities LLC,
2.29%, dated 07/31/19, due 08/07/19 in the amount of $120,053,433			120,000	$120,000,000
2.46%, dated 07/25/19, due 08/01/19 in the amount of $113,054,052			113,000	113,000,000
2.58%, dated 07/31/19, due 08/01/19 in the amount of $250,017,917			250,000	250,000,000
CF Secured LLC,
2.55%, dated 07/31/19, due 08/01/19 in the amount of $200,014,167			200,000	200,000,000
2.56%, dated 07/31/19, due 08/01/19 in the amount of $200,014,222			200,000	200,000,000
Credit Agricole Corporate & Investment Bank,
2.27%, dated 07/31/19, due 08/07/19 in the amount of $92,040,608			92,000	92,000,000
2.31%, dated 07/29/19, due 08/05/19 in the amount of $100,044,917			100,000	100,000,000
HSBC Securities (USA), Inc., 2.24%, dated 07/31/19, due 08/07/19 in the amount of $332,144,604			332,000	332,000,000
NatWest Markets Securities, Inc.,
2.28%, dated 07/31/19, due 08/07/19 in the amount of $225,099,750			225,000	225,000,000
2.30%, dated 07/30/19, due 08/06/19 in the amount of $100,044,722			100,000	100,000,000
Nomura Securities International, Inc., 2.56%, dated 07/31/19, due 08/01/19 in the amount of $375,026,667			375,000	375,000,000
State Street Bank & Trust Co., 2.54%, dated 07/31/19, due 08/01/19 in the amount of $883,062,301			883,000	883,000,000
TD Securities (USA) LLC, 2.55%, dated 07/31/19, due 08/01/19 in the amount of $200,014,167			200,000	200,000,000

TOTAL REPURCHASE AGREEMENTS (amortized cost $3,190,000,000)				3,190,000,000

	Interest Rate	Maturity Date

TIME DEPOSITS 5.9%
ABN AMRO Bank NV	2.240%	08/07/19	310,000	310,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	63

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSITS (Continued)
Australia & New Zealand Banking Group Ltd.	2.390%	08/01/19	56,778	$56,778,000
Australia & New Zealand Banking Group Ltd.	2.470	09/10/19	150,000	150,000,000
Australia & New Zealand Banking Group Ltd.	2.710	09/09/19	50,000	50,000,000
Bank of New York Mellon (The)	2.400	08/01/19	324,887	324,887,000
Mizuho Bank Ltd.	2.420	08/01/19	65,000	65,000,000
Natixis SA	2.330	08/01/19	136,951	136,951,000

TOTAL TIME DEPOSITS (amortized cost $1,093,616,000)				1,093,616,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) 2.2%
Federal Home Loan Bank	2.070	09/13/19	100,000	99,746,778
Federal Home Loan Bank	2.208	08/16/19	50,000	49,956,250
Federal Home Loan Bank	2.208	08/30/19	178,000	177,698,883
Federal Home Loan Bank	2.223	09/04/19	75,000	74,849,833

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $402,225,368)				402,251,744

U.S. TREASURY OBLIGATIONS(n) 4.8%
U.S. Treasury Bills	2.090	09/26/19	250,000	249,208,547
U.S. Treasury Bills	2.125	09/17/19	100,000	99,738,019
U.S. Treasury Bills	2.129	08/13/19	91,000	90,937,387
U.S. Treasury Bills	2.167	10/03/19	110,000	109,608,391
U.S. Treasury Bills	2.184	10/10/19	332,000	330,678,657

TOTAL U.S. TREASURY OBLIGATIONS (amortized cost $880,023,973)				880,171,001

TOTAL INVESTMENTS 99.8% (cost $18,419,324,410)				18,422,838,861
Other assets in excess of liabilities 0.2%				31,488,628

NET ASSETS 100.0%				$18,454,327,489

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2019.

See Notes to Financial Statements.

64

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

(m)

Repurchase agreements are collateralized by ADBB (coupon rate 2.375%, maturity date 08/10/27), FCSB (coupon rate 2.328%, maturity date 10/02/19), FHLMC (coupon rates 0.000%-8.000%, maturity dates 10/01/19-07/01/49), FNMA (coupon rates 0.000%-7.250%, maturity dates 11/01/19-08/01/49), GNMA (coupon rates 2.730%-7.500%, maturity dates 12/15/25-06/20/69), TVA (coupon rates 0.000%-5.500%, maturity dates 11/01/25-09/15/60) and U.S. Treasury Securities (coupon rates 0.000%-6.000%, maturity dates 08/15/19-02/15/46), with the aggregate value, including accrued interest, of $3,254,344,190.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$6,248,877,946	$—
Commercial Paper	—	5,920,221,730	—
Corporate Bonds	—	687,700,440	—
Repurchase Agreements	—	3,190,000,000	—
Time Deposits	—	1,093,616,000	—
U.S. Government Agency Obligations	—	402,251,744	—
U.S. Treasury Obligations	—	880,171,001	—

Total	$—	$18,422,838,861	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2019 were as follows:

Certificates of Deposit	33.8%
Commercial Paper	32.1
Repurchase Agreements	17.3
Time Deposits	5.9
U.S. Treasury Obligations	4.8
Corporate Bonds	3.7
U.S. Government Agency Obligations	2.2%

99.8
Other assets in excess of liabilities	0.2

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	65

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2019

offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Repurchase Agreements	Amherst Pierpont Securities LLC	$483,000,000	$(483,000,000)	$—
Repurchase Agreements	CF Secured LLC	400,000,000	(400,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	192,000,000	(192,000,000)	—
Repurchase Agreements	HSBC Securities (USA), Inc.	332,000,000	(332,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	325,000,000	(325,000,000)	—
Repurchase Agreements	Nomura Securities International, Inc.	375,000,000	(375,000,000)	—
Repurchase Agreements	State Street Bank & Trust Co.	883,000,000	(883,000,000)	—
Repurchase Agreements	TD Securities (USA) LLC	200,000,000	(200,000,000)	—

		$3,190,000,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

66

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2019

Assets
Investments, at amortized cost which approximates fair value:
Unaffiliated investments (cost $15,229,324,410)	$15,232,838,861
Repurchase Agreements (cost $3,190,000,000)	3,190,000,000
Cash	128
Interest receivable	32,873,623

Total Assets	18,455,712,612

Liabilities
Management fee payable	987,059
Custodian and accounting fees payable	348,637
Accrued expenses and other liabilities	32,760
Affiliated transfer agent fee payable	16,667

Total Liabilities	1,385,123

Net Assets	$18,454,327,489

Net assets were comprised of:
Shares of beneficial interest, at par	$18,450,205
Paid-in capital in excess of par	18,432,455,084
Total distributable earnings (loss)	3,422,200

Net assets, July 31, 2019	$18,454,327,489

Class D
Net asset value, offering price and redemption price per share, ($18,454,327,489 ÷ 18,450,205,104 shares of beneficial interest issued and outstanding)	$1.0002

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	67

PGIM Institutional Money Market Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2019

Net Investment Income (Loss)
Interest income	$240,228,213

Expenses
Management fee	13,635,929
Custodian and accounting fees	406,244
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	91,171
Audit fee	12,505
Shareholders’ reports	10,763
Legal fees and expenses	8,605
Trustees’ fees	5,866
Miscellaneous	16,892

Total expenses	14,187,975
Less: Fee waiver and/or expense reimbursement	(7,824,542)

Net expenses	6,363,433

Net investment income (loss)	233,864,780

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	423,156
Net change in unrealized appreciation (depreciation) on investments	243,259

Net gain (loss) on investment transactions	666,415

Net Increase (Decrease) In Net Assets Resulting From Operations	$234,531,195

See Notes to Financial Statements.

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PGIM Institutional Money Market Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2019	Year Ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$233,864,780	$328,687,578
Net realized gain (loss) on investment transactions	423,156	169,393
Net change in unrealized appreciation (depreciation) on investments	243,259	2,539,841

Net increase (decrease) in net assets resulting from operations	234,531,195	331,396,812

Dividends and Distributions
Distributions from distributable earnings	(234,355,156)	(328,883,958)

Fund share transactions
Net proceeds from shares sold	59,146,981,468	81,211,001,798
Net asset value of shares issued in reinvestment of dividends and distributions	234,188,954	328,741,536
Cost of shares reacquired	(56,794,135,287)	(78,890,660,286)

Net increase (decrease) in net assets from Fund share transactions	2,587,035,135	2,649,083,048

Total increase (decrease)	2,587,211,174	2,651,595,902

Net Assets:
Beginning of period	15,867,116,315	13,215,520,413

End of period	$18,454,327,489	$15,867,116,315

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	69

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

These financial statements relate only to the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended.

The investment objective of each of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the PGIM Core Short-Term Bond Fund is income consistent with relative stability of principal.

1. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for

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supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing

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Notes to Financial Statements (unaudited) (continued)

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under

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federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Funds’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Funds’ investments in restricted securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: The PGIM Core Short-Term Bond Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The PGIM Core Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

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Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

PIP 2, on behalf of the PGIM Core Short-Term Bond Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in

74

net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of July 31, 2019, the PGIM Core Short-Term Bond Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Liquidity Fees and Gates: The PGIM Institutional Money Market Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The PGIM Institutional Money Market Fund and PGIM Core Ultra Short Bond Fund declare all of their net investment income and net realized short-term capital gains, if any, as dividends daily to their shareholders of record at the time of such declaration and pay monthly to their shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to

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Notes to Financial Statements (unaudited) (continued)

shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

Under a management agreement with PIP2, PGIM Investments manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, The Manager has responsibility for all investment management services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit. The subadvisory agreements provide that PGIM, Inc. will furnish investment advisory services in connection with the management of the Funds. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of each Fund. For its services on the PGIM Core Ultra Short Bond Fund and PGIM Core Short Term Bond Fund, PGIM, Inc. is reimbursed by PGIM Investments for direct costs, excluding profit and overhead, incurred by PGIM, Inc. in furnishing services to PGIM Investments. PGIM Investments pays for the services of PGIM, Inc. on the PGIM Institutional Money Market Fund, the cost of compensation of officers of the Fund, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The PGIM Core Ultra Short Bond Fund and PGIM Core Short Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the six months ended July 31, 2019, such costs were at an effective annual rate of 0.006% for the PGIM Core Ultra Short Bond Fund and 0.024% for the PGIM Core Short-Term Bond Fund. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly at an annual rate of 0.15% of the average daily net assets of the Fund. All amounts paid or payable by the Funds to the Manager, under the agreement, are reflected in the Statement of Operations.

PGIM Investments has contractually agreed through May 31, 2020, to limit the total annual operating expenses after fee waivers and/or expense reimbursements to 0.07% of the PGIM Institutional Money Market Fund’s average daily net assets. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and

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deferred tax expenses), acquired fund fees and expenses, extraordinary expenses and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The PGIM Core Short-Term Bond Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”). Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended July 31, 2019, no 17a-7 transactions were entered into by the Funds.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Treasury securities for the reporting period ended July 31, 2019, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Core Short-Term Bond Fund	$626,741,098	$697,544,595
PGIM Core Ultra Short Bond Fund	2,798,545,869	1,189,815,000

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Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended July 31, 2019, is presented as follows:

PGIM Core Short-Term Bond Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 27,086,088	$949,430,839	$930,565,694	$ —	$ —	$45,951,233	45,951,233	$692,145

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation(depreciation) as of July 31, 2019 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Core Short-Term Bond Fund	$ 2,925,237,704	$28,461,170	$(46,652,304)	$(18,191,134)
PGIM Core Ultra Short Bond Fund	21,862,753,386	4,879,715	(530,524)	4,349,191
PGIM Institutional Money Market Fund	18,419,336,671	3,811,044	(308,854)	3,502,190

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carryforward capital losses realized on or after February 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. For the year ended January 31, 2019, approximately $18,751,000 of pre-enactment losses for the PGIM Core Short-Term Bond Fund were written off unused due to expiration. As of January 31, 2019, the PGIM Core Short-Term Bond Fund has post-enactment losses of approximately $17,849,000 which can be carried

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forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

Shares of the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc. As of July 31, 2019, 100% of the shares outstanding of each Fund were owned by such entities of which five shareholders held 35% of outstanding shares of the PGIM Core Ultra Short Bond Fund, three shareholders held 87% of outstanding shares of the PGIM Core Short-Term Bond Fund and three shareholders held 25% of outstanding shares of the PGIM Institutional Money Market Fund.

PIP 2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

Transactions in shares of beneficial interest were as follows:

	PGIM Core Short-Term Bond Fund		PGIM Core Ultra Short Bond Fund
	Shares	Amount	Shares	Amount
Six months ended July 31, 2019:
Shares sold	866,974	$8,000,000	78,480,453,912	$78,480,453,912
Shares issued in reinvestment of dividends and distributions	1,802,405	16,639,190	274,159,732	274,159,732
Shares reacquired	(1,841,820)	(17,000,000)	(78,273,843,507)	(78,273,843,507)

Net increase (decrease) in shares outstanding	827,559	$7,639,190	480,770,137	$480,770,137

Year ended January 31, 2019:
Shares sold	20,711,402	$191,892,918	163,467,439,838	$163,467,429,404
Shares issued in reinvestment of dividends and distributions	5,230,648	48,423,637	458,861,367	458,861,367
Shares reacquired	(46,477,878)	(430,663,918)	(165,463,731,961)	(165,463,731,961)

Net increase (decrease) in shares outstanding	(20,535,828)	$(190,347,363)	(1,537,430,756)	$(1,537,441,190)

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Notes to Financial Statements (unaudited) (continued)

	PGIM Institutional Money Market Fund
	Shares	Amount
Six months ended July 31, 2019:
Shares sold	59,131,516,878	$59,146,981,468
Shares issued in reinvestment of dividends and distributions	234,131,119	234,188,954
Shares reacquired	(56,779,376,041)	(56,794,135,287)

Net increase (decrease) in shares outstanding	2,586,271,956	$2,587,035,135

Year ended January 31, 2019:
Shares sold	81,207,388,588	$81,211,001,798
Shares issued in reinvestment of dividends and distributions	328,731,291	328,741,536
Shares reacquired	(78,887,041,634)	(78,890,660,286)

Net increase (decrease) in shares outstanding	2,649,078,245	$2,649,083,048

7. Borrowings

PIP 2, on behalf of the PGIM Core Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate of 1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably. The Funds did not utilize the SCA during the reporting period ended July 31, 2019.

8. Risks of Investing in the Funds

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

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Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Funds’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Funds’ holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Funds’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If a Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely

81

Notes to Financial Statements (unaudited) (continued)

affect the Funds’ value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund have unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Funds’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

82

PGIM Core Short-Term Bond Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2019(a)		Year Ended January 31,
			2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.22		$9.28	$9.27	$9.28	$9.33	$9.33
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.26	0.19	0.14	0.13	0.16
Net realized and unrealized gain (loss) on investment transactions	0.03		(0.04)	0.03	0.02	(0.03)	(0.04)
Total from investment operations	0.17		0.22	0.22	0.16	0.10	0.12
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.28)	(0.21)	(0.17)	(0.15)	(0.12)
Net asset value, end of period	$9.24		$9.22	$9.28	$9.27	$9.28	$9.33
Total Return(b):	1.85%		2.42%	2.36%	1.78%	1.04%	1.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,923,601		$2,911,225	$3,119,050	$3,050,290	$2,994,467	$3,652,005
Average net assets (000)	$2,915,751		$2,997,474	$3,082,883	$3,021,138	$3,403,519	$3,649,937
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04%	(d)	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses before waivers and/or expense reimbursement	0.04%	(d)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	3.04%	(d)	2.76%	2.04%	1.50%	1.34%	1.71%
Portfolio turnover rate(e)	27%		35%	53%	29%	25%	34%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	83

PGIM Core Ultra Short Bond Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2019(a)		Year Ended January 31,
			2019(a)		2018(a)		2017(a)		2016(a)		2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.02		0.01		0.01		-	(b)	-	(b)
Net realized and unrealized gain (loss) on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-		-
Total from investment operations	0.01		0.02		0.01		0.01		-	(b)	-	(b)
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.02)		(0.01)		(0.01)		-	(b)	-	(b)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(c):	1.30%		2.17%		1.18%		0.63%		0.21%		0.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,458,970		$20,975,373		$22,510,708		$25,556,796		$41,757,809		$43,585,206
Average net assets (000)	$21,270,803		$21,560,540		$23,440,098		$30,480,402		$41,343,564		$40,003,023
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01%	(d)	0.01%		0.01%		0.01%		0.01%		0.01%
Expenses before waivers and/or expense reimbursement	0.01%	(d)	0.01%		0.01%		0.01%		0.01%		0.01%
Net investment income (loss)	2.61%	(d)	2.14%		1.17%		0.60%		0.21%		0.15%
Portfolio turnover rate(e)	44%		94%		111%		46%		-		-

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Portfolio turnover rate calculation is for the six months ended July 31, 2019, the years ended January 31, 2019 and 2018 and the period March 30, 2016 through January 31, 2017, respectively, and includes floating rate daily demand notes. Prior to March 30, 2016, the Fund was classified as a money market under Rule 2a-7 of the Investment Company Act of 1940 and disclosure of the Fund’s portfolio turnover was not applicable.

See Notes to Financial Statements.

84

PGIM Institutional Money Market Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2019		Year Ended January 31,		July 19, 2016(a) through January 31, 2017
			2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$1.0002		$1.0001	$1.0002	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0128		0.0214	0.0114	0.0031
Net realized and unrealized gain (loss) on investment transactions	-	(c)	-	(0.0001)	0.0002
Total from investment operations	0.0128		0.0214	0.0113	0.0033
Less Dividends and Distributions:
Dividends from net investment income	(0.0128)		(0.0213)	(0.0114)	(0.0031)
Net asset value, end of period	$1.0002		$1.0002	$1.0001	$1.0002
Total Return(d):	1.29%		2.16%	1.14%	0.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,454,327		$15,867,116	$13,215,520	$13,438,067
Average net assets (000)	$18,331,911		$15,329,904	$14,177,712	$12,592,981
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07%	(e)	0.07%	0.07%	0.07%	(e)
Expenses before waivers and/or expense reimbursement	0.16%	(e)	0.16%	0.16%	0.16%	(e)
Net investment income (loss)	2.57%	(e)	2.14%	1.14%	0.61%	(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	85

Approval of Advisory Agreements

PGIM Core Short-Term Bond Fund

PGIM Core Ultra Short Bond Fund

The Board of Trustees

The Board of Trustees (the “Board”) of PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund1 (each, a “Fund,” and collectively, the “Funds”) consists of eleven individuals, nine2 of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses

[1]	PGIM Core Short-Term Bond Fund and PGIM Ultra Short Bond Fund are both series of Prudential Investment Portfolios 2.
[2]

Grace C. Torres was an Interested Trustee of the Funds at the time the Board considered and approved the renewal of the Funds’ advisory agreements, but has since become an Independent Trustee of the Funds.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Funds and PGIM Investments, which serves as the Funds’ investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Funds, as well as the provision of fund recordkeeping, compliance and other services to each Fund, and PGIM Investments’ role as administrator for the Funds’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, which it noted had been selected by PGIM Investments, including investment research and security selection, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Funds by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Funds’ investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to PGIM Core Short-Term Bond Fund during the year ended December 31, 2018 exceeded the benefits gained by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have low expenses, benefit directly from any cost savings experienced by PGIM Investments.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Funds’ transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Funds for the one-, three-, five-, and ten-year periods ended December 31, 2018. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor in its deliberations.

The mutual funds included in each Fund’s Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee

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waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PGIM Core Ultra Short Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Core Short- Term Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-, five-, and ten-year periods, though it slightly underperformed over the one-year period.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

Prudential Investment Portfolios 2

Approval of Advisory Agreements

PGIM Institutional Money Market Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Institutional Money Market Fund (the “Fund”)1 consists of eleven individuals, nine2 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the

[1]	PGIM Institutional Money Market Fund is a series of Prudential Investment Portfolios 2.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

Visit our website at pgiminvestments.com

agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that, while the Fund does not have breakpoints in its management fees, economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

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The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2018. The Board considered that the Fund commenced operations on July 19, 2016 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its Peer Universe median over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.07% through May 31, 2020.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectuses contain this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. Each prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

PGIM Core Short-Term Bond Fund and PGIM Core Ultra-Short Bond Fund: The Funds’ file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter.

PGIM Institutional Money Market Fund: The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report filed on Form N-CSR and semi-annual report filed on Form N-CSRS) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgiminvestments.com.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

CUSIP
PGIM CORE SHORT-TERM BOND FUND	74440E102
PGIM CORE ULTRA SHORT BOND FUND	74440E201
PGIM INSTITUTIONAL MONEY MARKET FUND	74440E300

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this

              Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –

              Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers –

              Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

                Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 23, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	September 23, 2019